UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  May 31, 2017

Item 1. Schedule of Investments.

PMC Core Fixed Income Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 12.52%
Accredited Mortgage Loan Trust
2005-3, 1.470%, 09/25/2035 (a)	$188,000	$170,975
Aegis Asset Backed Securities Trust
2005-3, 1.504%, 08/25/2035 (a)	330,000	314,503
Ally Auto Receivables Trust
2017-3, 1.530%, 03/16/2020	360,000	360,224
American Airlines Trust
2014-1, 4.375%, 04/01/2024	405,138	410,203
AmeriCredit Automobile Receivables Trust
2013-5, 2.290%, 11/08/2019	260,000	260,692
Ameriquest Mortgage Securities, Inc.
2003-10, 1.784%, 12/25/2033 (a)	127,606	124,870
2004-R2, 1.714%, 04/25/2034 (a)	106,838	106,031
2005-R7, 1.524%, 09/25/2035 (a)	150,000	147,100
Argent Securities, Inc.
2005-W2, 1.514%, 10/25/2035 (a)	420,000	406,040
ARL Second LLC
2014-1A, 3.970%, 06/15/2044 (b)	350,000	346,163
Asset Backed Funding Certificates
2004-OPT3, 1.804%, 11/25/2033 (a)	467,857	451,312
BA Credit Card Trust
2015-2A, 1.360%, 09/15/2020	392,000	391,827
CarFinance Capital Auto Trust
2015-1A, 1.750%, 06/15/2021 (b)	39,306	39,319
Carlyle Global Market Strategies
2017-1, 2.391%, 04/20/2031 (a)(b)	1,375,000	1,380,668
Carrington Mortgage Loan Trust
2005-OPT2, 1.999%, 05/25/2035 (a)	100,000	98,802
2005-NC3, 1.484%, 06/25/2035 (a)	212,056	210,443
2005-NC5, 1.504%, 10/25/2035 (a)	280,000	269,810
2006-NC1, 1.334%, 01/25/2036 (a)	380,000	366,705
2006-RFC1, 1.174%, 05/25/2036 (a)	95,880	94,962
Cedar Funding VI CLO Ltd.
2016-6, 2.352%, 10/20/2028 (a)(b)	1,480,000	1,491,331
Centex Home Equity Loan Trust
2005-D, 1.504%, 10/25/2035 (a)	435,000	427,663
Chase Issuance Trust
2016-7A, 1.060%, 09/16/2019	1,526,000	1,525,050
2015-5A, 1.360%, 04/15/2020	180,000	179,949
Citibank Credit Card Issuance Trust
2016-A1, 1.750%, 11/19/2021	2,470,000	2,474,991
Citigroup Mortgage Loan Trust, Inc.
2005-OPT3, 1.744%, 05/25/2035 (a)	325,000	319,524
2005-HE2, 1.774%, 06/25/2035 (a)(b)	25,383	25,387
2006-WFHE4, 1.304%, 11/25/2036 (a)	227,000	219,714
CLI Funding LLC
2013-1A, 2.830%, 03/20/2028 (b)	113,467	111,786
2013-2A, 3.220%, 06/18/2028 (b)	71,575	71,106
2014-1A, 3.290%, 06/18/2029 (b)	162,935	162,092
CPS Auto Receivables Trust
2014-C, 1.310%, 02/15/2019 (b)	14,267	14,264
CWABS, Inc.
2004-5, 1.524%, 10/25/2034 (a)	442,403	421,816
2005-AB1, 1.654%, 08/25/2035 (a)	778,507	762,984
Discover Card Execution Note Trust
2013-A6, 1.439%, 04/15/2021 (a)	1,000,000	1,004,871
ECAF I Ltd.
2015-1A, 3.473%, 06/15/2040 (b)	461,616	458,388
Element Rail Leasing II LLC
2015-1A, 3.585%, 02/19/2045 (b)	440,000	433,228
Ellington Loan Acquisition Trust
2007-2, 2.124%, 05/25/2037 (a)(b)	188,368	188,120
EquiFirst Mortgage Loan Trust
2003-2, 2.117%, 09/25/2033 (a)	418,012	411,728
Fieldstone Mortgage Investment Trust
2005-1, 2.149%, 03/25/2035 (a)	172,371	169,057
First Franklin Mortgage Loan Trust
2005-FF1, 1.759%, 12/25/2034 (a)	96,914	96,449
2004-FFH4, 2.599%, 01/25/2035 (a)	93,102	93,188

Flagship Credit Auto Trust
2014-1, 2.550%, 02/18/2020 (b)	49,583	49,669
2015-2, 1.980%, 10/15/2020 (b)	199,364	199,778
Ford Credit Auto Owner Trust
2015-1, 2.120%, 07/15/2026 (b)	210,000	211,642
Fremont Home Loan Trust
2005-2, 1.774%, 06/25/2035 (a)	330,000	322,044
GSAA Home Equity Trust
2005-5, 2.749%, 02/25/2035 (a)	420,000	398,732
GSAMP Trust
2002-HE2, 5.510%, 10/20/2032 (a)	221,825	222,991
2005-HE6, 1.464%, 11/25/2035 (a)	322,835	318,989
Home Equity Asset Trust
2005-8, 1.454%, 02/25/2036 (a)	114,000	113,142
Home Equity Mortgage Loan Asset-Backed Trust
2005-D, 1.374%, 03/25/2036 (a)	115,000	112,141
Home Equity Mortgage Trust
2004-5, 2.624%, 02/25/2035 (a)	54,254	54,246
HSI Asset Securitization Corp. Trust
2006-OPT2, 1.414%, 01/25/2036 (a)	390,000	374,423
JP Morgan Mortgage Acquisition Trust
2007-CH1, 1.304%, 11/25/2036 (a)	310,000	301,650
Morgan Stanley ABS Capital I, Inc. Trust
2003-HE1, 2.224%, 05/25/2033 (a)	247,040	245,565
2004-NC8, 1.939%, 09/25/2034 (a)	655,743	648,972
2005-HE3, 1.999%, 07/25/2035 (a)	392,010	387,175
Morgan Stanley Dean Witter Capital I, Inc. Trust
2002-AM2, 2.149%, 05/25/2032 (a)	104,183	104,265
Navient Student Loan Trust
2016-6A, 1.504%, 03/25/2066 (a)(b)	405,438	406,473
2017-3A, 1.361%, 07/26/2066 (a)(b)	500,000	500,152
2017-1A, 1.424%, 07/26/2066 (a)(b)	478,949	479,489
New Century Home Equity Loan Trust
2005-B, 1.424%, 10/25/2035 (a)	153,749	152,275
Newcastle Mortgage Securities Trust
2006-1, 1.304%, 03/25/2036 (a)	41,778	41,777
Octagon Investment Partners 24 Ltd.
2015-1A, 2.622%, 05/21/2027 (a)(b)	1,355,000	1,358,896
Octagon Investment Partners 30 Ltd.
2017-1A, 2.355%, 03/17/2030 (a)(b)	550,000	551,403
OneMain Financial Issuance Trust
2014-1A, 2.430%, 06/18/2024 (b)	52,584	52,620
2014-2A, 2.470%, 09/18/2024 (b)	56,001	56,166
2015-2A, 2.570%, 07/18/2025 (b)	174,498	175,004
2015-1A, 3.190%, 03/18/2026 (b)	255,000	257,890
2016-2A, 4.100%, 03/20/2028 (b)	1,005,000	1,028,321
Popular ABS Mortgage Pass-Through Trust
2005-2, 1.284%, 04/25/2035 (a)	175,996	171,801
RAMP Trust
2005-RZ1, 1.654%, 10/25/2034 (a)	232,064	224,228
2005-RZ2, 1.584%, 03/25/2035 (a)	330,000	329,103
2006-RZ3, 1.374%, 08/25/2036 (a)	280,000	257,037
RASC Trust
2005-EMX2, 1.674%, 07/25/2035 (a)	177,357	171,678
2005-KS6, 1.674%, 07/25/2035 (a)	325,000	320,308
2005-KS12, 1.484%, 01/25/2036 (a)	390,000	375,818
Santander Drive Auto Receivables Trust
2013-3, 1.810%, 04/15/2019	18,126	18,133
2013-5, 2.250%, 06/17/2019	125,023	125,272
2014-2, 2.330%, 11/15/2019	149,226	149,769
2013-4, 3.250%, 01/15/2020	107,139	107,555
2014-1, 2.360%, 04/15/2020	160,128	160,553
2014-3, 2.130%, 08/17/2020	193,911	194,341
SoFi Professional Loan Program LLC
2014-A, 2.624%, 06/25/2025 (a)(b)	55,175	56,159
Soundview Home Loan Trust
2005-OPT1, 1.699%, 06/25/2035 (a)	525,000	500,849
2005-OPT3, 1.494%, 11/25/2035 (a)	405,000	383,782
2006-1, 1.324%, 02/25/2036 (a)	264,611	261,477
2005-4, 1.494%, 03/25/2036 (a)	495,000	478,422
2007-1, 1.194%, 03/25/2037 (a)	399,152	393,717
Springleaf Funding Trust
2015-AA, 3.160%, 11/15/2024 (b)	335,000	338,776
Structured Asset Investment Loan Trust
2004-6, 1.824%, 07/25/2034 (a)	199,521	195,930
2004-8, 1.574%, 09/25/2034 (a)	216,516	203,164
Structured Asset Securities Corp.
2005-NC1, 1.544%, 02/25/2035 (a)	440,000	432,572
2005-WF1, 1.684%, 02/25/2035 (a)	711,616	688,205

Structured Asset Securities Corp. Mortgage Loan Trust
2005-NC2, 1.454%, 05/25/2035 (a)	117,075	116,635
2006-AM1, 1.184%, 04/25/2036 (a)	89,750	89,136
TAL Advantage V LLC
2014-2A, 3.330%, 05/20/2039 (b)	137,248	137,334
Textainer Marine Containers V Ltd.
2017-1, 3.720%, 05/20/2042 (b)	180,000	181,929
Towd Point Mortgage Trust
2017-2, 2.750%, 04/25/2057 (a)(b)	516,000	521,631
Toyota Auto Receivables Owner Trust
2017-B, 1.460%, 01/15/2020	600,000	600,455
Trinity Rail Leasing 2012 LLC
2013-1A, 3.898%, 07/15/2043 (b)	104,776	103,139
UAL Pass Through Trust
2007-1, 6.636%, 07/22/2022	234,597	252,778
Verizon Owner Trust
2016-2A, 1.680%, 05/20/2021 (b)	510,000	510,351
Voya CLO Ltd.
2014-2, 2.408%, 04/17/2030 (a)(b)	1,380,000	1,383,450
Wind River CLO Ltd.
2017-2A, 0.000%, 07/20/2030 (a)(b)	1,440,000	1,440,000
TOTAL ASSET BACKED SECURITIES (Cost $36,977,698)		38,014,712

CORPORATE BONDS - 23.19%
Accommodation - 0.05%
Wynn Las Vegas LLC
5.250%, 05/15/2027 (b)	160,000	164,602
Administrative and Support Services - 0.10%
Scientific Games International, Inc.
7.000%, 01/01/2022 (b)	295,000	315,650
Air Transportation - 0.21%
Delta Air Lines, Inc.
3.625%, 03/15/2022	630,000	650,449
Banks - 0.46%
M&T Bank Corp.
5.125%, 12/29/2049 (a)	675,000	692,719
US Bancorp
5.300%, 04/15/2099 (a)	675,000	709,155
		1,401,874
Beverage and Tobacco Product Manufacturing - 0.70%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	1,000,000	1,016,325
Molson Coors Brewing Co.
2.250%, 03/15/2020 (b)	741,000	743,805
Reynolds American, Inc.
4.450%, 06/12/2025	330,000	356,191
		2,116,321
Broadcasting (except Internet) - 0.02%
Sirius XM Radio, Inc.
5.375%, 07/15/2026 (b)	66,000	67,815
Building Material and Garden Equipment and Supplies Dealers - 0.15%
Home Depot, Inc.
2.625%, 06/01/2022	455,000	464,666
Capital Goods - 0.17%
General Electric Co.
5.000%, 12/29/2049 (a)	494,000	521,936
Chemical Manufacturing - 0.78%
Abbott Laboratories
4.900%, 11/30/2046	380,000	406,613
AbbVie, Inc.
3.200%, 11/06/2022	45,000	46,183
4.450%, 05/14/2046	360,000	361,441
Dow Chemical Co.
4.625%, 10/01/2044	40,000	42,579
EMD Finance LLC
2.400%, 03/19/2020 (b)	1,150,000	1,159,844
Merck & Co., Inc.
2.350%, 02/10/2022	350,000	354,326
		2,370,986
Clothing and Clothing Accessories Stores - 0.07%
L Brands, Inc.
6.875%, 11/01/2035	200,000	195,500

Computer and Electronic Product Manufacturing - 1.18%
Apple, Inc.
2.300%, 05/11/2022	1,135,000	1,140,590
4.650%, 02/23/2046	400,000	446,608
4.250%, 02/09/2047	220,000	231,404
Dell International LLC
4.420%, 06/15/2021 (b)	850,000	896,547
5.450%, 06/15/2023 (b)	780,000	848,252
		3,563,401
Credit Intermediation and Related Activities - 5.33%
Ally Financial, Inc.
3.250%, 09/29/2017	90,000	90,484
Bank of America Corp.
2.018%, 04/01/2019 (a)	320,000	323,086
4.200%, 08/26/2024	465,000	484,381
4.000%, 01/22/2025	435,000	444,541
3.950%, 04/21/2025	585,000	595,918
3.875%, 08/01/2025	130,000	134,780
3.500%, 04/19/2026	400,000	402,709
4.443%, 01/20/2048 (a)	1,360,000	1,414,737
Capital One Bank USA NA
3.375%, 02/15/2023	610,000	617,622
Capital One Financial Corp.
2.500%, 05/12/2020	245,000	246,621
Capital One NA
2.350%, 01/31/2020	785,000	787,001
2.322%, 01/30/2023 (a)	500,000	502,838
Citigroup, Inc.
2.700%, 03/30/2021	775,000	781,877
4.050%, 07/30/2022	65,000	68,264
3.200%, 10/21/2026	1,095,000	1,065,462
8.125%, 07/15/2039	506,000	765,474
Discover Financial Services
3.750%, 03/04/2025	240,000	239,579
4.100%, 02/09/2027	580,000	587,163
Ford Motor Credit Co. LLC
2.095%, 01/09/2018 (a)	300,000	300,973
3.157%, 08/04/2020	350,000	356,575
3.336%, 03/18/2021	845,000	861,876
HSBC Bank USA, N.A.
4.875%, 08/24/2020	480,000	516,912
JPMorgan Chase & Co.
2.700%, 05/18/2023	1,255,000	1,244,994
3.540%, 05/01/2028 (a)	675,000	679,377
Regions Bank
2.250%, 09/14/2018	250,000	250,937
SunTrust Banks, Inc.
5.050%, 09/15/2025 (a)	785,000	789,317
Wells Fargo & Co.
3.069%, 01/24/2023	645,000	655,872
4.750%, 12/07/2046	750,000	793,767
Wells Fargo Capital X
5.950%, 12/01/2086	165,000	183,777
		16,186,914
Data Processing, Hosting and Related Services - 0.15%
Hewlett Packard Enterprise Co.
4.900%, 10/15/2025	425,000	450,385
Educational Services - 0.03%
George Washington University
3.485%, 09/15/2022	75,000	78,346
Food Manufacturing - 0.83%
Kraft Heinz Foods Co.
3.500%, 07/15/2022	865,000	897,480
4.375%, 06/01/2046	272,000	261,483
Smithfield Foods, Inc.
2.700%, 01/31/2020 (b)	330,000	332,771
Tyson Foods, Inc.
3.550%, 06/02/2027	1,015,000	1,025,800
		2,517,534
Funds, Trusts, and Other Financial Vehicles - 0.02%
Sabra Health Care LP
5.375%, 06/01/2023	65,000	67,762
General Merchandise Stores - 0.01%
JC Penney Co., Inc.
5.650%, 06/01/2020	25,000	24,906
Health and Personal Care Stores - 0.08%
Walgreens Boots Alliance, Inc.
1.750%, 05/30/2018	230,000	231,964

Hospitals - 0.28%
CHS/Community Health Systems, Inc.
5.125%, 08/01/2021	127,000	129,064
HCA, Inc.
4.750%, 05/01/2023	250,000	267,287
HealthSouth Corp.
5.750%, 09/15/2025	420,000	438,900
		835,251
Insurance Carriers and Related Activities - 0.55%
American International Group, Inc.
3.300%, 03/01/2021	674,000	694,820
3.900%, 04/01/2026	646,000	669,622
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (b)	165,000	169,744
Unum Group
3.000%, 05/15/2021	125,000	127,006
		1,661,192
Merchant Wholesalers, Durable Goods - 0.18%
Glencore Funding LLC
4.000%, 03/27/2027 (b)	545,000	539,337
Merchant Wholesalers, Nondurable Goods - 0.50%
Sherwin-Williams Co.
3.125%, 06/01/2024	1,510,000	1,528,421
Miscellaneous Manufacturing - 0.77%
Becton Dickinson and Co.
3.363%, 06/06/2024	1,150,000	1,156,177
3.700%, 06/06/2027	1,060,000	1,064,182
Boston Scientific Corp.
2.650%, 10/01/2018	125,000	126,246
		2,346,605
Nonstore Retailers - 0.05%
Suburban Propane Partners LP
5.750%, 03/01/2025	160,000	160,400
Oil and Gas Extraction - 1.03%
Apache Corp.
4.750%, 04/15/2043	300,000	306,911
Continental Resources, Inc.
5.000%, 09/15/2022	357,000	358,785
Enterprise Products Operating LLC
3.900%, 02/15/2024	400,000	420,880
Noble Energy, Inc.
4.150%, 12/15/2021	560,000	592,919
6.000%, 03/01/2041	40,000	45,849
5.250%, 11/15/2043	620,000	647,172
Phillips 66
0.000%, 04/15/2019 (a)(b)	425,000	425,575
Plains All American Pipeline LP
4.500%, 12/15/2026	325,000	335,641
		3,133,732
Performing Arts, Spectator Sports, and Related Industries - 0.63%
Activision Blizzard, Inc.
4.500%, 06/15/2047	475,000	475,376
Viacom, Inc.
4.375%, 03/15/2043	785,000	694,147
5.875%, 02/28/2057 (a)	730,000	754,513
		1,924,036
Petroleum and Coal Products Manufacturing - 0.14%
MPLX LP
4.125%, 03/01/2027	315,000	320,740
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	94,902
		415,642
Pipeline Transportation - 0.35%
Crestwood Midstream Partners LP
6.250%, 04/01/2023	220,000	229,212
Energy Transfer Partners LP
4.150%, 10/01/2020	250,000	261,621
6.500%, 02/01/2042	375,000	427,712
Williams Partners LP
5.400%, 03/04/2044	145,000	155,075
		1,073,620
Plastics and Rubber Products Manufacturing - 0.26%
Newell Brands, Inc.
3.850%, 04/01/2023	737,000	778,255
Publishing Industries (except Internet) - 0.44%
Microsoft Corp.
4.100%, 02/06/2037	775,000	826,960
4.500%, 02/06/2057	480,000	520,416
		1,347,376

Real Estate - 0.84%
American Tower Corp.
2.800%, 06/01/2020	670,000	681,380
Digital Realty Trust LP
3.950%, 07/01/2022	1,010,000	1,064,312
EPR Properties
5.750%, 08/15/2022	460,000	511,132
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025	270,000	275,353
		2,532,177
Rental and Leasing Services - 0.76%
ERAC USA Finance LLC
4.200%, 11/01/2046 (b)	395,000	363,415
Ford Motor Credit Co. LLC
1.724%, 12/06/2017	200,000	200,151
General Motors Financial Co., Inc.
4.750%, 08/15/2017	35,000	35,221
3.700%, 11/24/2020	525,000	543,317
3.200%, 07/06/2021	565,000	571,078
4.000%, 10/06/2026	600,000	594,195
		2,307,377
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 1.68%
Caterpillar Financial Services Corp.
3.300%, 06/09/2024	625,000	648,135
Goldman Sachs Group, Inc.
2.875%, 02/25/2021	50,000	50,735
2.959%, 02/25/2021 (a)	126,000	130,645
2.800%, 11/29/2023 (a)	100,000	103,197
3.850%, 01/26/2027	1,375,000	1,403,524
3.691%, 06/05/2028 (a)	835,000	835,000
5.150%, 05/22/2045	500,000	546,090
Morgan Stanley
3.750%, 02/25/2023	880,000	919,590
5.450%, 12/29/2049 (a)	320,000	328,800
S&P Global, Inc.
3.300%, 08/14/2020	131,000	134,710
		5,100,426
Support Activities for Mining - 0.32%
Hess Corp.
4.300%, 04/01/2027	815,000	819,961
Targa Resources Partners LP
6.750%, 03/15/2024	150,000	163,500
		983,461
Telecommunications - 2.40%
AT&T, Inc.
3.400%, 05/15/2025	345,000	339,945
4.500%, 05/15/2035	535,000	520,049
5.250%, 03/01/2037	680,000	715,061
4.750%, 05/15/2046	930,000	899,296
5.450%, 03/01/2047	475,000	504,341
5.700%, 03/01/2057	475,000	515,101
Charter Communications Operating LLC
4.908%, 07/23/2025	820,000	891,471
6.484%, 10/23/2045	695,000	834,762
5.375%, 05/01/2047 (b)	490,000	515,454
T-Mobile USA, Inc.
6.500%, 01/15/2026	220,000	243,375
Verizon Communications, Inc.
2.625%, 02/21/2020	466,000	474,459
4.125%, 08/15/2046	330,000	294,937
4.672%, 03/15/2055	581,000	545,286
		7,293,537
Transportation Equipment Manufacturing - 0.60%
General Motors Co.
6.250%, 10/02/2043	440,000	483,946
Lockheed Martin Corp.
2.500%, 11/23/2020	430,000	437,367
Meritor, Inc.
6.250%, 02/15/2024	235,000	247,455
Rockwell Collins, Inc.
3.200%, 03/15/2024	625,000	635,125
		1,803,893
Utilities - 1.07%
Calpine Corp.
5.250%, 06/01/2026 (b)	230,000	230,000

Dominion Resources, Inc.
1.600%, 08/15/2019	170,000	168,506
Dynergy, Inc.
7.375%, 11/01/2022	30,000	29,625
7.625%, 11/01/2024	55,000	53,625
Exelon Corp.
2.450%, 04/15/2021	59,000	59,068
Georgia Power Co.
3.250%, 03/30/2027	480,000	480,722
Great Plains Energy, Inc.
3.150%, 04/01/2022	695,000	707,551
Kinder Morgan, Inc.
5.550%, 06/01/2045	530,000	565,464
Southern Co.
2.950%, 07/01/2023	945,000	942,983
		3,237,544
TOTAL CORPORATE BONDS (Cost $68,751,247)		70,393,293

FOREIGN CORPORATE BONDS - 8.34%
Allergan Funding SCS
3.450%, 03/15/2022	611,000	634,271
Ardagh Packaging Finance PLC
4.250%, 09/15/2022 (b)	200,000	204,250
Barclays Bank PLC
10.180%, 06/12/2021 (b)	1,010,000	1,280,663
Barclays PLC
3.650%, 03/16/2025	200,000	200,245
5.200%, 05/12/2026	200,000	212,957
4.337%, 01/10/2028	910,000	942,182
4.836%, 05/09/2028	695,000	713,945
BBVA Banco Continental SA
3.250%, 04/08/2018 (b)	120,000	121,200
Brazilian Government International Bond
6.000%, 04/07/2026	700,000	762,650
Canadian Natural Resources Ltd.
2.950%, 01/15/2023	775,000	779,169
4.950%, 06/01/2047	905,000	923,049
Cenovus Energy, Inc.
4.250%, 04/15/2027 (b)	1,030,000	1,028,114
Cooperatieve Rabobank UA
3.950%, 11/09/2022	850,000	890,332
Costa Rica Government International Bond
4.250%, 01/26/2023	725,000	719,563
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 06/09/2023	360,000	370,457
Danske Bank A/S
1.680%, 09/06/2019 (a)(b)	675,000	677,604
Ecuador Government International Bond
10.750%, 03/28/2022 (b)	679,000	730,774
Empresa de Transporte de Pasajeros Metro SA
5.000%, 01/25/2047 (b)	245,000	263,988
Enbridge, Inc.
6.000%, 01/15/2077 (a)	445,000	461,131
Ensco PLC
5.750%, 10/01/2044	338,000	241,832
Fermaca Enterprises S de RL de CV
6.375%, 03/30/2038 (b)	188,403	202,533
FLY Leasing Ltd.
6.375%, 10/15/2021	200,000	210,000
HSBC Holdings PLC
2.650%, 01/05/2022	765,000	764,913
6.000%, 05/22/2162 (a)	925,000	946,390
Johnson Controls International PLC
3.900%, 02/14/2026	215,000	227,566
Lloyds Banking Group PLC
3.100%, 07/06/2021	405,000	415,131
Marfrig Holdings Europe BV
8.000%, 06/08/2023 (b)	415,000	431,392
Mondelez International Holdings Netherlands BV
1.782%, 10/28/2019 (a)(b)	1,390,000	1,397,552
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019 (b)	200,000	201,019
Petrobras Global Finance BV
7.375%, 01/17/2027	660,000	709,038
Petroleos Mexicanos
3.500%, 01/30/2023	745,000	724,326
5.625%, 01/23/2046	793,000	718,260
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	47,000	49,455

Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	1,055,000		1,071,151
Shell International Finance BV
1.470%, 09/12/2019 (a)	1,095,000		1,099,729
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	1,155,000		1,148,766
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019 (b)	495,000		493,362
Standard Chartered PLC
1.700%, 04/17/2018 (b)	485,000		484,680
Suncor Energy, Inc.
6.500%, 06/15/2038	84,000		107,900
Telefonica Emisiones SAU
4.103%, 03/08/2027	475,000		492,392
UBS Group Funding Switzerland AG
3.000%, 04/15/2021 (b)	300,000		305,377
4.125%, 09/24/2025 (b)	279,000		292,639
Vale Overseas Ltd.
6.250%, 08/10/2026	615,000		668,813
TOTAL FOREIGN CORPORATE BONDS (Cost $24,926,292)			25,320,760

FOREIGN GOVERNMENT AGENCY ISSUES - 0.39%
Colombia Government International Bond
3.875%, 04/25/2027	960,000		969,840
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000		66,815
Province of New Brunswick, Canada
2.750%, 06/15/2018	140,000		141,891
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $1,152,117)			1,178,546

FOREIGN GOVERNMENT NOTES/BONDS - 0.18%
Mexican Bonos
7.500%, 06/03/2027	10,000,000	(d)	542,663
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $490,518)			542,663

MORTGAGE BACKED SECURITIES - 21.40%
Citigroup Commercial Mortgage Trust
2014-GC25, 1.054%, 10/11/2047 (a)(c)	1,558,867		95,750
2015-GC27, 1.425%, 02/12/2048 (a)(c)	1,192,866		98,118
Cold Storage Trust
2017-ICE3, 3.094%, 04/15/2024 (a)(b)	575,000		577,039
COMM Mortgage Trust
2013-LC6, 0.353%, 01/10/2046 (a)(b)(c)	2,000,000		41,432
2013-CR6, 0.630%, 03/10/2046 (a)(b)(c)	1,500,000		43,638
2014-CR16, 1.194%, 04/10/2047 (a)(c)	1,728,584		88,960
2014-LC15, 1.347%, 04/10/2047 (a)(c)	1,997,201		112,483
2014-CR17, 1.149%, 05/10/2047 (a)(c)	1,454,043		75,929
2014-UBS3, 1.319%, 06/10/2047 (a)(c)	1,145,725		68,131
2014-UBS6, 1.044%, 12/10/2047 (a)(c)	1,922,335		99,448
2015-LC21, 3.708%, 07/10/2048	100,000		105,367
Commercial Mortgage Loan Trust
2008-LS1, 6.109%, 12/10/2049 (a)	79,983		80,287
Commercial Mortgage Trust
2007-GG11, 5.736%, 12/10/2049	19,816		19,850
CSAIL Commercial Mortgage Trust
2016-C7, 3.502%, 11/15/2049	275,000		284,084
2015-C2, 0.870%, 06/15/2057 (a)(c)	1,709,440		83,624
Fannie Mae Connecticut Avenue Securities
2017-C03, 4.024%, 10/25/2029 (a)	300,000		307,051
2017-C04, 1.026%, 11/26/2029 (a)	364,000		366,669
Fannie Mae Pool
897512, 5.000%, 12/01/2021	28,479		29,225
254832, 5.500%, 08/01/2023	80,622		89,768
254908, 5.000%, 09/01/2023	78,798		86,603
255320, 5.000%, 07/01/2024	13,050		14,343
#TBA, 3.500%, 06/15/2026	700,000		732,867
#TBA, 3.000%, 06/15/2027	30,000		30,953
256714, 5.500%, 05/01/2027	302,219		336,506
AD0696, 5.500%, 07/01/2027	89,207		100,316
AP7517, 3.000%, 09/01/2027	79,000		81,815
257075, 5.500%, 02/01/2028	9,658		10,840
257204, 5.500%, 05/01/2028	63,503		70,739
MA0023, 5.000%, 04/01/2029	20,200		22,201
MA0096, 4.500%, 06/01/2029	12,457		13,462
AL8062, 5.500%, 06/01/2029	66,858		74,443
AS3118, 3.000%, 08/01/2029	70,828		73,149
AS4466, 3.000%, 02/01/2030	73,038		75,490

AS4506, 3.000%, 02/01/2030	65,201	67,337
AX9538, 3.000%, 02/01/2030	98,711	101,968
AE0205, 5.000%, 03/01/2030	22,818	25,078
AS4877, 3.000%, 04/01/2030	85,512	88,314
AY4218, 3.000%, 05/01/2030	94,921	98,032
AS5240, 3.000%, 06/01/2030	73,877	76,298
AZ0886, 3.000%, 07/01/2030	57,733	59,625
AS6096, 3.000%, 10/01/2030	18,456	19,061
890710, 3.000%, 02/01/2031	47,451	49,006
MA2596, 3.000%, 04/01/2031	64,304	66,411
AB3000, 4.500%, 05/01/2031	28,843	31,190
BM1177, 3.000%, 12/01/2031	84,256	87,132
MA2831, 3.000%, 12/01/2031	95,197	98,317
AS9505, 3.000%, 04/01/2032	114,380	118,128
720679, 5.000%, 06/01/2033	20,729	22,893
725027, 5.000%, 11/01/2033	13,024	14,376
888283, 5.000%, 08/01/2034	61,782	68,256
725946, 5.500%, 11/01/2034	134,551	151,223
735484, 5.000%, 05/01/2035	18,342	20,268
830722, 5.000%, 07/01/2035	53,128	58,820
735925, 5.000%, 10/01/2035	55,124	60,911
836427, 5.000%, 10/01/2035	26,791	29,604
885399, 5.500%, 06/01/2036	38,723	43,354
900527, 6.000%, 09/01/2036	3,535	4,003
915320, 6.000%, 03/01/2037	29,806	33,794
256711, 5.500%, 05/01/2037	28,471	31,863
940765, 5.500%, 06/01/2037	52,541	58,502
942051, 5.500%, 07/01/2037	70,322	78,691
952572, 5.500%, 09/01/2037	3,327	3,731
967254, 5.500%, 12/01/2037	3,279	3,651
889757, 5.000%, 02/01/2038	27,483	30,370
962343, 5.000%, 03/01/2038	25,777	28,330
929301, 5.000%, 04/01/2038	24,590	27,026
257161, 5.500%, 04/01/2038	58,371	65,299
982126, 5.000%, 05/01/2038	63,200	69,460
889579, 6.000%, 05/01/2038	36,387	41,405
995681, 6.000%, 05/01/2038	6,906	7,826
889533, 5.500%, 06/01/2038	47,610	53,313
990502, 5.500%, 09/01/2038	126,438	140,784
AB0131, 5.000%, 12/01/2038	18,938	20,948
995245, 5.000%, 01/01/2039	52,581	57,789
995906, 5.000%, 03/01/2039	20,166	22,164
BC4575, 5.500%, 04/01/2039	93,787	104,644
995838, 5.500%, 05/01/2039	137,269	153,425
AL0070, 5.000%, 07/01/2039	32,766	36,012
890326, 5.500%, 01/01/2040	136,591	152,498
932586, 4.500%, 03/01/2040	47,462	51,382
AD1656, 4.500%, 03/01/2040	65,376	70,741
190404, 4.500%, 05/01/2040	117,904	127,662
#TBA, 4.000%, 06/15/2040	2,335,000	2,467,263
AD7406, 5.000%, 07/01/2040	18,804	20,842
AD9173, 4.000%, 08/01/2040	455,371	483,504
AB1389, 4.500%, 08/01/2040	101,309	109,728
AD8529, 4.500%, 08/01/2040	116,784	126,467
AB1335, 4.500%, 08/01/2040	8,959	9,703
AD9151, 5.000%, 08/01/2040	33,698	37,243
MA0510, 4.500%, 09/01/2040	1,206	1,306
AE8714, 3.500%, 11/01/2040	48,979	50,878
890310, 4.500%, 12/01/2040	24,113	26,115
AH3952, 4.000%, 01/01/2041	273,843	290,524
AL0791, 4.000%, 02/01/2041	89,953	95,952
AE0954, 4.500%, 02/01/2041	82,797	89,659
AH7196, 4.500%, 03/01/2041	772,179	836,064
AL0245, 4.000%, 04/01/2041	17,911	19,102
AL0065, 4.500%, 04/01/2041	38,097	41,249
AI1170, 5.000%, 04/01/2041	329,093	362,486
AL0214, 5.000%, 04/01/2041	22,918	25,223
AB2817, 5.000%, 04/01/2041	19,021	20,950
AI4891, 4.500%, 06/01/2041	429,286	464,884
AB3194, 4.500%, 06/01/2041	37,617	40,729
AH7395, 4.500%, 06/01/2041	26,946	29,181
#TBA, 3.500%, 06/15/2041	1,540,000	1,590,816
#TBA, 4.500%, 06/15/2041	955,000	1,029,889
AH1662, 4.500%, 07/01/2041	69,902	75,709
AJ3310, 5.000%, 08/01/2041	85,830	94,677
890603, 5.000%, 08/01/2041	149,030	163,791
AJ1959, 4.500%, 10/01/2041	847,159	917,397

AL1547, 4.500%, 11/01/2041	20,760	22,480
AJ9278, 3.500%, 12/01/2041	19,673	20,427
AJ6346, 3.500%, 12/01/2041	54,260	56,341
AX5302, 4.000%, 01/01/2042	41,943	44,492
AK2415, 4.000%, 02/01/2042	75,586	80,193
AK6744, 4.000%, 03/01/2042	122,049	129,485
AK6743, 4.000%, 03/01/2042	105,643	112,081
AK6568, 3.500%, 04/01/2042	92,402	95,915
AK9393, 3.500%, 04/01/2042	39,642	41,153
AL4029, 4.500%, 04/01/2042	110,122	119,219
AL1886, 3.230%, 06/01/2042 (a)	62,746	65,265
#TBA, 3.000%, 06/15/2042	625,000	628,491
AO9553, 4.000%, 07/01/2042	324,660	343,654
AL7306, 4.500%, 09/01/2042	57,686	62,658
AP7363, 4.000%, 10/01/2042	407,840	432,474
AB7733, 3.000%, 01/01/2043	41,968	42,444
AR1977, 3.000%, 01/01/2043	68,543	69,320
AL3714, 3.500%, 01/01/2043	56,688	58,793
AL2897, 3.500%, 01/01/2043	73,936	76,686
AQ9330, 3.500%, 01/01/2043	79,350	82,403
AL5930, 4.500%, 01/01/2043	318,658	344,857
AB7965, 3.500%, 02/01/2043	45,143	46,803
AB8897, 3.000%, 04/01/2043	430,839	435,703
AB8931, 3.000%, 04/01/2043	51,862	52,447
AT1001, 3.500%, 04/01/2043	36,583	38,016
AT2021, 3.500%, 04/01/2043	45,587	47,308
AB9046, 3.500%, 04/01/2043	108,632	112,826
AB9341, 3.000%, 05/01/2043	73,739	74,575
AT5993, 3.000%, 05/01/2043	52,523	53,119
AB9260, 3.500%, 05/01/2043	131,075	135,754
AR7218, 3.000%, 06/01/2043	238,901	241,608
AT5895, 3.000%, 06/01/2043	17,460	17,655
AU1632, 3.000%, 07/01/2043	28,576	28,895
AU1628, 3.000%, 07/01/2043	3,621	3,662
AS0044, 3.000%, 07/01/2043	65,061	65,782
AS0016, 3.000%, 07/01/2043	21,747	21,988
AS0203, 3.000%, 08/01/2043	174,570	176,504
AU3735, 3.000%, 08/01/2043	110,599	111,830
AS0205, 3.000%, 08/01/2043	258,475	261,351
AS0331, 3.000%, 08/01/2043	29,854	30,185
AS0212, 3.500%, 08/01/2043	94,067	97,616
AU0949, 3.500%, 08/01/2043	79,099	82,499
AU3751, 4.000%, 08/01/2043	233,152	247,958
AS0531, 4.000%, 09/01/2043	119,891	127,781
AU4289, 4.000%, 09/01/2043	100,058	106,424
AU6857, 4.000%, 09/01/2043	112,088	119,602
AU4658, 4.500%, 09/01/2043	41,324	44,612
AS0575, 5.000%, 09/01/2043	20,381	22,409
MA1600, 3.500%, 10/01/2043	57,658	59,697
AS0838, 5.000%, 10/01/2043	130,000	142,876
AS1042, 4.000%, 11/01/2043	107,266	114,115
AV0284, 4.500%, 11/01/2043	45,493	49,065
AV1169, 5.000%, 11/01/2043	19,929	21,903
AL4450, 4.500%, 12/01/2043	53,453	57,751
AS1333, 4.500%, 12/01/2043	60,902	65,763
AS1559, 4.000%, 01/01/2044	62,003	65,974
AL5229, 5.000%, 01/01/2044	97,778	107,857
MA1888, 4.000%, 05/01/2044	49,644	52,498
AS2516, 4.500%, 05/01/2044	65,731	70,989
AS2751, 4.500%, 06/01/2044	76,467	82,585
MA1926, 4.500%, 06/01/2044	55,765	60,470
AL6223, 4.500%, 08/01/2044	51,667	55,830
AS3467, 4.000%, 10/01/2044	71,345	75,447
AX2491, 4.000%, 10/01/2044	50,318	53,211
AX4902, 3.500%, 12/01/2044	245,925	255,173
MA2145, 4.000%, 01/01/2045	98,355	104,065
AL6432, 4.000%, 01/01/2045	105,192	111,239
AS4804, 3.500%, 04/01/2045	49,152	50,814
AY4205, 3.000%, 05/01/2045	65,097	65,641
AS5175, 3.500%, 06/01/2045	103,977	107,890
AZ0814, 3.500%, 07/01/2045	104,619	108,298
AZ0862, 3.500%, 07/01/2045	200,525	207,305
AZ4775, 3.500%, 10/01/2045	59,012	61,007
MA2415, 4.000%, 10/01/2045	98,108	103,748
AS6311, 3.500%, 12/01/2045	83,714	86,545
MA2471, 3.500%, 12/01/2045	141,312	146,090
AS6464, 3.500%, 01/01/2046	76,975	79,884

BC1105, 3.500%, 02/01/2046	133,798	138,322
AS6884, 3.500%, 03/01/2046	82,706	85,503
BC0835, 4.000%, 04/01/2046	459,727	486,157
BC2733, 3.000%, 05/01/2046	187,922	189,123
AS7188, 4.000%, 05/01/2046	138,885	146,870
AS7248, 4.000%, 05/01/2046	322,271	340,798
AS7343, 3.000%, 06/01/2046	344,824	347,026
AS7375, 3.000%, 06/01/2046	280,544	282,336
MA2642, 3.500%, 06/01/2046	53,226	55,025
AL9282, 4.000%, 06/01/2046	409,276	432,806
BC7146, 3.000%, 07/01/2046	569,962	573,603
AS7797, 3.000%, 08/01/2046	99,063	99,696
AS7808, 3.500%, 08/01/2046	492,507	509,160
AS7902, 3.000%, 09/01/2046	381,223	383,658
AS8072, 3.000%, 10/01/2046	265,071	266,764
BE5069, 3.000%, 11/01/2046	215,310	216,879
BC9003, 3.000%, 11/01/2046	195,374	196,622
MA2833, 3.000%, 12/01/2046	308,198	310,166
AS8659, 4.000%, 01/01/2047	254,873	269,526
MA2879, 4.000%, 01/01/2047	281,911	298,118
MA2872, 4.500%, 01/01/2047	328,124	354,069
BE5475, 3.500%, 02/01/2047	208,640	215,695
BD7081, 4.000%, 03/01/2047	893,285	944,640
MA2956, 3.000%, 04/01/2047	223,039	224,464
BD7165, 4.000%, 04/01/2047	2,800,632	2,961,642
MA3027, 4.000%, 06/01/2047	2,355,000	2,490,390
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023	1,302	1,393
D9-6037, 5.000%, 05/01/2023	69,070	75,672
D9-7472, 5.500%, 12/01/2027	5,798	6,436
#TBA, 3.000%, 06/15/2027	440,000	454,214
G1-4953, 3.500%, 01/01/2029	69,150	72,622
G0-1772, 5.000%, 02/01/2035	3,902	4,308
G0-1883, 5.000%, 08/01/2035	3,173	3,491
A6-8761, 5.500%, 09/01/2037	2,599	2,885
G0-3535, 5.500%, 10/01/2037	1,530	1,702
G0-3812, 5.500%, 02/01/2038	2,044	2,273
G0-4471, 5.500%, 07/01/2038	5,096	5,673
G0-4449, 5.500%, 07/01/2038	8,887	9,874
A8-1743, 5.500%, 09/01/2038	16,551	18,377
A8-2657, 5.500%, 10/01/2038	6,142	6,815
A8-2134, 6.000%, 10/01/2038	4,340	4,930
G0-5205, 5.000%, 01/01/2039	25,992	28,505
A8-6521, 4.500%, 05/01/2039	85,791	92,609
A8-6315, 4.500%, 05/01/2039	55,308	59,731
A9-3617, 4.500%, 08/01/2040	15,011	16,241
C0-3531, 4.000%, 10/01/2040	39,695	42,111
#TBA, 4.500%, 06/15/2040	520,000	560,456
A9-6592, 4.000%, 02/01/2041	159,784	169,495
Q0-0285, 4.500%, 04/01/2041	14,201	15,366
Q0-0876, 4.500%, 05/01/2041	102,638	111,055
Q0-0950, 5.000%, 05/01/2041	20,305	22,305
#TBA, 4.000%, 06/15/2041	2,040,000	2,154,830
Q0-2173, 4.500%, 07/01/2041	61,882	66,967
Q0-3705, 4.000%, 10/01/2041	19,785	20,915
Q0-4674, 4.000%, 12/01/2041	240,451	255,111
Q0-7726, 4.000%, 04/01/2042	606,202	643,170
Q0-9004, 3.500%, 06/01/2042	42,699	44,316
#TBA, 3.500%, 06/15/2042	2,450,000	2,531,252
C0-9004, 3.500%, 07/01/2042	47,317	49,109
Q0-9896, 3.500%, 08/01/2042	58,798	61,025
Q1-1348, 3.500%, 09/01/2042	82,747	85,882
Q1-4869, 3.000%, 01/01/2043	121,278	122,647
Q1-8305, 3.500%, 05/01/2043	45,201	46,913
Q1-9475, 3.500%, 06/01/2043	100,418	104,221
#TBA, 3.000%, 06/15/2043	625,000	628,162
G0-8541, 3.500%, 08/01/2043	91,979	95,463
Q2-0857, 3.500%, 08/01/2043	49,257	51,313
G0-7459, 3.500%, 08/01/2043	47,163	48,949
Q2-0780, 3.500%, 08/01/2043	66,717	69,378
V8-0509, 4.000%, 10/01/2043	58,152	61,666
G6-0174, 4.000%, 10/01/2043	133,724	141,871
G0-8558, 4.000%, 11/01/2043	79,218	83,830
Q2-6367, 4.000%, 05/01/2044	16,034	17,055
Q2-5885, 4.500%, 05/01/2044	50,464	54,461
Q2-6208, 4.500%, 05/01/2044	46,382	50,155
Q2-6904, 4.000%, 06/01/2044	96,968	102,506

Q2-6513, 4.500%, 06/01/2044	55,358	60,284
Q2-7903, 4.000%, 08/01/2044	157,245	166,226
Q2-9916, 4.000%, 11/01/2044	117,179	123,871
G0-7961, 3.500%, 03/01/2045	75,127	77,995
G0-8633, 4.000%, 03/01/2045	177,850	188,007
G0-8636, 3.500%, 04/01/2045	116,681	120,666
G0-8637, 4.000%, 04/01/2045	112,795	119,237
Q3-3869, 4.000%, 06/01/2045	40,706	43,031
Q3-5225, 3.500%, 08/01/2045	62,010	64,127
V8-1873, 4.000%, 08/01/2045	87,033	92,004
G0-8672, 4.000%, 10/01/2045	71,970	76,081
G0-8676, 3.500%, 11/01/2045	138,701	143,438
Q3-7023, 4.000%, 11/01/2045	111,429	117,793
G0-8681, 3.500%, 12/01/2045	101,712	105,185
G0-8682, 4.000%, 12/01/2045	130,830	138,302
Q3-8470, 4.000%, 01/01/2046	76,570	80,943
Q3-8473, 4.000%, 01/01/2046	122,741	129,751
G0-8694, 4.000%, 02/01/2046	77,639	82,073
G0-8693, 3.500%, 03/01/2046	24,431	25,266
Q3-9434, 3.500%, 03/01/2046	21,459	22,211
G0-8699, 4.000%, 03/01/2046	203,095	214,694
G0-8706, 3.500%, 05/01/2046	120,479	124,594
Q4-0718, 3.500%, 05/01/2046	654,836	677,205
G0-8708, 4.500%, 05/01/2046	153,197	165,330
Q4-1208, 3.500%, 06/01/2046	320,392	331,334
Q4-5458, 4.000%, 08/01/2046	239,825	253,522
G6-0724, 3.000%, 10/01/2046	267,509	269,410
G6-0782, 3.000%, 10/01/2046	272,226	273,991
Q4-3565, 3.500%, 10/01/2046	163,174	168,746
G0-8741, 3.000%, 01/01/2047	427,668	430,177
Q4-5744, 3.500%, 01/01/2047	295,466	305,557
G0-8743, 4.000%, 01/01/2047	165,493	174,944
G0-8747, 3.000%, 02/01/2047	394,868	397,185
V8-2942, 3.000%, 02/01/2047	346,024	348,270
G0-8756, 3.000%, 04/01/2047	163,864	164,826
G0-8758, 4.000%, 04/01/2047	892,969	943,969
G0-8762, 4.000%, 05/01/2047	707,999	748,593
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-DNA2, 4.474%, 10/25/2029 (a)	570,000	601,573
FREMF Mortgage Trust
2015-K718, 3.547%, 02/25/2022 (a)(b)	580,000	584,457
Ginnie Mae II Pool
#TBA, 4.000%, 06/15/2042	1,295,000	1,370,778
MA0699, 3.500%, 01/20/2043	84,254	88,300
MA0783, 3.500%, 02/20/2043	116,164	121,742
MA0934, 3.500%, 04/20/2043	87,151	91,337
MA1376, 4.000%, 10/20/2043	140,139	148,997
MA1861, 2.000%, 04/20/2044 (a)	631,051	644,477
#TBA, 3.500%, 06/15/2045	1,330,000	1,387,668
MA2893, 4.000%, 06/20/2045	69,314	73,470
MA3035, 4.000%, 08/20/2045	42,013	44,536
MA3245, 4.000%, 11/20/2045	175,626	186,157
MA3803, 3.500%, 07/20/2046	90,622	94,671
MA4127, 3.500%, 12/20/2046	348,248	363,807
Government National Mortgage Association
2011-147, 0.603%, 10/16/2044 (a)(c)	474,715	10,540
2012-147, 2.598%, 04/16/2054 (a)	96,448	99,847
GS Mortgage Securities Trust
2014-GC18, 1.128%, 01/10/2047 (a)(c)	4,851,420	252,781
2014-GC26, 1.081%, 11/10/2047 (a)(c)	2,569,233	149,626
2015-GC32, 3.764%, 07/10/2048	105,000	111,469
2015-GC34, 3.278%, 10/10/2048	131,000	135,837
Impac Secured Assets Trust
2006-2, 1.524%, 08/25/2036 (a)	50,000	46,319
JP Morgan Alternative Loan Trust
2007-A2, 1.214%, 06/25/2037 (a)	121,235	120,590
JP Morgan Chase Commercial Mortgage Securities Trust
2007-LD12, 5.882%, 02/15/2051 (a)	108,180	108,148
LSTAR Commercial Mortgage Trust
2014-2, 4.205%, 01/20/2041 (a)(b)	100,000	100,384
ML-CFC Commercial Mortgage Trust
2007-8, 5.894%, 08/12/2049 (a)	21,204	21,184
Morgan Stanley Bank of America Merrill Lynch Trust
2014-C15, 1.146%, 04/15/2047 (a)(c)	1,448,532	73,552
2015-C24, 3.732%, 08/15/2048	220,000	232,129
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (a)	200,000	212,192
2007-IQ16, 5.809%, 12/12/2049	55,679	55,940

Morgan Stanley Mortgage Loan Trust
2004-6AR, 3.049%, 07/25/2034 (a)	274,741	269,725
One Market Plaza Trust
2017-1MKT, 4.142%, 02/10/2032 (b)	445,000	445,043
Wells Fargo Commercial Mortgage Trust
2015-C29, 3.637%, 06/15/2048	130,000	136,548
2016-LC24, 2.942%, 10/15/2049	280,000	278,375
2016-NXS6, 2.918%, 11/15/2049	300,000	297,784
2014-LC16, 1.294%, 08/15/2050	28,511	28,462
2016-LC25, 3.640%, 12/15/2059	315,000	330,994
WFRBS Commercial Mortgage Trust
2014-LC14, 1.369%, 03/15/2047 (a)(c)	1,180,022	67,321
2014-C22, 0.925%, 09/17/2057 (a)(c)	3,785,896	178,316
TOTAL MORTGAGE BACKED SECURITIES (Cost $64,424,923)		64,932,977

MUNICIPAL BONDS - 0.26%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	31,665
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	197,650
State Board of Administration Finance Corp.
2.995%, 07/01/2020	550,000	565,290
TOTAL MUNICIPAL BONDS (Cost $774,557)		794,605

U.S. GOVERNMENT AGENCY ISSUES - 0.82%
Federal Home Loan Banks
5.500%, 07/15/2036	1,045,000	1,414,805
Federal National Mortgage Association
1.600%, 12/24/2020	210,000	209,639
Tennessee Valley Authority
7.125%, 05/01/2030	370,000	541,400
5.250%, 09/15/2039	70,000	91,910
4.625%, 09/15/2060	180,000	217,364
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,413,148)		2,475,118

U.S. GOVERNMENT NOTES/BONDS - 31.35%
United States Treasury Inflation Indexed Bonds
2.000%, 01/15/2026	6,006,680	6,842,456
0.125%, 07/15/2026	3,508,995	3,442,959
2.500%, 01/15/2029	1,737,376	2,133,322
3.875%, 04/15/2029	2,884,493	4,000,250
0.750%, 02/15/2045	642,526	616,498
1.000%, 02/15/2046	1,172,992	1,198,152
United States Treasury Notes/Bonds
0.750%, 10/31/2017	220,000	219,708
0.750%, 01/31/2018	3,545,000	3,534,961
0.875%, 01/31/2018	4,940,000	4,930,639
0.750%, 02/28/2018	170,000	169,472
2.625%, 04/30/2018	7,010,000	7,100,499
0.750%, 08/31/2018	2,730,000	2,714,111
3.625%, 08/15/2019	480,000	504,188
1.125%, 12/31/2019	1,955,000	1,943,546
1.625%, 03/15/2020	335,000	337,074
1.375%, 04/30/2020	4,165,000	4,158,819
1.375%, 01/31/2021	365,000	362,327
1.125%, 08/31/2021	840,000	821,150
1.125%, 09/30/2021	570,000	556,619
2.000%, 10/31/2021	230,000	232,906
1.750%, 11/30/2021	400,000	400,836
2.125%, 12/31/2021	5,435,000	5,532,449
1.875%, 01/31/2022	1,000,000	1,006,348
1.875%, 02/28/2022	340,000	342,225
1.875%, 03/31/2022	80,000	80,472
2.750%, 02/15/2024	2,575,000	2,699,475
2.375%, 08/15/2024	405,000	414,310
2.000%, 02/15/2025	1,710,000	1,699,446
2.125%, 05/15/2025	465,000	465,545
2.250%, 11/15/2025	978,900	986,892
1.625%, 02/15/2026	2,805,000	2,685,622
1.625%, 05/15/2026	832,700	795,505
1.500%, 08/15/2026	7,441,300	7,016,335
2.000%, 11/15/2026	9,090,000	8,938,915
2.375%, 05/15/2027	2,300,000	2,336,522
5.500%, 08/15/2028	1,885,000	2,485,291
3.875%, 08/15/2040	2,670,000	3,178,603
3.125%, 08/15/2044	1,450,000	1,527,626

3.000%, 11/15/2044	480,000	494,015
2.500%, 02/15/2045	18,000	16,745
2.875%, 08/15/2045	670,000	671,623
3.000%, 11/15/2045	45,000	46,218
2.500%, 02/15/2046	513,300	475,986
2.500%, 05/15/2046	4,250,000	3,938,556
2.250%, 08/15/2046	464,200	406,773
2.875%, 11/15/2046	670,000	671,426
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $95,085,487)		95,133,415

U.S. TREASURY BILLS - 1.82%
United States Treasury Bills
0.682%, 09/14/2017 (e)	5,550,000	5,534,826
TOTAL U.S. TREASURY BILLS (Cost $5,540,522)		5,534,826

	Shares
EXCHANGE-TRADED FUNDS - 2.32%
PowerShares Senior Loan Portfolio	302,000	7,039,620
TOTAL EXCHANGE-TRADED FUNDS (Cost $7,064,466)		7,039,620

SHORT-TERM INVESTMENTS - 3.69%
Fidelity Institutional Government Portfolio, Class I, 0.640% (f)	11,186,869	11,186,869
TOTAL SHORT-TERM INVESTMENTS (Cost $11,186,869)		11,186,869

Total Investments (Cost $318,787,844) - 106.28%		322,547,404
Liabilities in Excess of Other Assets - (6.28)%		(19,058,584)
TOTAL NET ASSETS - 100.00%		$303,488,820

Percentages are stated as a percent of net assets.

(a)	Variable rate security.
(b)	Securities defined as Rule 144(a) under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Principal amount in Mexican pesos.
(e)	Rate shown is the effective yield based on purchase price. The calcuation assumes the security is held to maturity.
(f)	The rate shown represents the 7-day yield at May 31, 2017.

Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these schedule of investments.

PMC Core Fixed Income Fund
Schedule of Open Futures Contracts
May 31, 2017 (Unaudited)

	Number			Unrealized
	of Contracts	Settlement	Notional	Appreciation/
Description	Purchased/(Sold)	Month	Value	(Depreciation)
Euro-BTP	(35)	Jun. 2017	$(5,234,725)	$(90,671)
Euro-Bund	(22)	Sep. 2017	(4,060,482)	(15,348)
10 Year U.S. Treasury Note	(152)	Sep. 2017	(19,197,125)	(81,966)
CME Ultra Long Term U.S. Treasury Bond	(8)	Sep. 2017	(1,321,000)	(18,953)
Total Futures Contracts Sold			$(29,813,332)	$(206,938)

2 Year U.S. Treasury Note	31	Sep. 2017	$6,711,016	$5,433
5 Year U.S. Treasury Note	104	Sep. 2017	12,304,500	27,105
Total Futures Contracts Purchased			$19,015,516	$32,538
Total Net Futures Contracts			$(10,797,816)	$(174,400)

The accompanying notes are an integral part of these schedule of investments.

PMC Diversified Equity Fund
Schedule of Investments
May 31, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 87.63%
Accommodation - 0.23%
China Lodging Group Ltd. - ADR (a)	2,055	$157,002
InterContinental Hotels Group PLC - ADR	2,430	137,392
Melco Crown Entertainment Ltd. - ADR	3,421	77,246
Vail Resorts, Inc.	2,454	524,911
Wyndham Worldwide Corp.	3,480	351,445
Wynn Macau Ltd. - ADR	7,508	168,254
		1,416,250
Administration of Economic Programs - 0.01%
Centrais Electricas Brasileiras SA - ADR (a)	20,226	83,533
Administration of Human Resource Programs - 0.11%
WageWorks, Inc. (a)	9,807	693,846
Administrative and Support Services - 1.96%
ABM Industries, Inc.	17,450	751,048
Amcor Ltd. - ADR	57,980	2,646,932
Baker Hughes, Inc.	16,639	917,640
Broadridge Financial Solutions, Inc.	14,169	1,075,285
Criteo SA - ADR (a)	47,736	2,502,798
Experian PLC - ADR	7,207	151,131
G4S PLC - ADR	3,857	81,113
Jupai Holdings Ltd. - ADR	1,159	9,342
Kforce, Inc.	24,090	433,620
ManpowerGroup, Inc.	4,234	431,318
On Assignment, Inc. (a)	13,330	698,492
Priceline Group, Inc. (a)	200	375,418
Randstad Holding NV - ADR	1,859	53,604
Rentokil Initial PLC - ADR	5,439	95,128
Robert Half International, Inc.	7,190	334,263
TriNet Group, Inc. (a)	19,990	618,291
WNS Holdings Ltd. - ADR (a)	23,083	768,664
Yirendai Ltd. - ADR (a)	2,865	66,411
		12,010,498
Air Transportation - 0.87%
Air France-KLM - ADR (a)	7,815	88,427
Alaska Air Group, Inc.	3,567	310,507
American Airlines Group, Inc.	7,389	357,701
China Eastern Airlines Corp. Ltd. - ADR	2,962	86,935
China Southern Airlines Co. Ltd. - ADR	3,487	133,726
Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)	6,637	86,613
Copa Holdings SA (b)	2,845	321,599
Delta Air Lines, Inc.	26,447	1,299,341
Deutsche Lufthansa AG - ADR	4,227	82,025
easyJet PLC - ADR	1,415	104,639
Hawaiian Holdings, Inc. (a)	6,020	301,602
International Consolidated Airlines Group SA - ADR	4,158	64,782
Ryanair Holdings PLC - ADR (a)	656	70,021
Southwest Airlines Co.	20,040	1,204,204
United Continental Holdings, Inc. (a)	10,556	840,997
		5,353,119
Ambulatory Health Care Services - 0.47%
DaVita, Inc. (a)	14,016	928,700
Laboratory Corp. of America Holdings (a)	6,750	938,249
Mazor Robotics Ltd. - ADR (a)	2,545	105,388
Quest Diagnostics, Inc.	7,315	795,653
Sonic Healthcare Ltd. - ADR	6,310	108,911
		2,876,901
Amusement, Gambling, and Recreation Industries - 0.09%
Six Flags Entertainment Corp.	7,795	470,662
William Hill PLC - ADR	5,467	80,857
		551,519
Animal Production and Aquaculture - 0.05%
Industrias Bachoco SAB de CV - ADR	2,233	122,324
JBS SA - ADR	8,667	42,728
WH Group Ltd. - ADR	6,713	125,131
		290,183

Apparel Manufacturing - 0.29%
adidas AG - ADR	1,517	145,556
Burberry Group PLC - ADR	3,055	71,945
Carter's, Inc.	2,800	230,048
Cintas Corp.	4,432	557,901
HUGO BOSS AG - ADR	1,627	24,812
Michael Kors Holdings Ltd. (a)(b)	8,595	285,182
PVH Corp.	4,654	493,091
		1,808,535
Beverage and Tobacco Product Manufacturing - 1.97%
Ambev SA - ADR	23,865	136,269
Anheuser-Busch InBev NV - ADR	26,329	3,079,177
Carlsberg A/S - ADR	4,267	92,935
Cia Cervecerias Unidas SA - ADR	765	20,158
Coca-Cola Amatil Ltd. - ADR	6,477	45,015
Coca-Cola European Partners PLC (b)	10,172	417,459
Davide Campari-Milano SpA - ADR	11,552	80,864
Diageo PLC - ADR	29,293	3,571,402
Heineken NV - ADR	2,357	116,120
Japan Tobacco, Inc. - ADR	155,376	2,918,738
Kirin Holdings Co. Ltd. - ADR	4,247	89,527
PepsiCo, Inc.	11,460	1,339,330
Pernod-Ricard SA - ADR	4,430	120,496
Treasury Wine Estates Ltd. - ADR	7,358	71,373
		12,098,863
Broadcasting (except Internet) - 1.05%
CBS Corp.	10,903	666,282
Comcast Corp.	76,723	3,198,582
ITV PLC - ADR	1,309	32,934
Liberty Broadband Corp. (a)	5,432	484,371
Liberty Interactive Corp. QVC Group (a)	18,662	437,811
ProSiebenSat.1 Media SE - ADR	4,779	50,610
Sirius XM Holdings, Inc.	63,450	333,113
Walt Disney Co.	11,500	1,241,310
		6,445,013
Building Material and Garden Equipment and Supplies Dealers - 0.59%
Home Depot, Inc.	14,364	2,205,017
Lowe's Companies, Inc.	11,850	933,425
MSC Industrial Direct Co, Inc.	5,495	461,250
		3,599,692
Chemical Manufacturing - 7.90%
Abbott Laboratories	11,665	532,624
AbbVie, Inc.	6,700	442,334
Acorda Therapeutics, Inc. (a)	12,360	170,568
Actelion Ltd. - ADR (a)	2,437	172,637
Adaptimmune Therapeutics PLC - ADR (a)	2,312	12,207
Albemarle Corp.	4,500	511,200
Amarin Corp. PLC - ADR (a)	15,829	46,537
Arkema SA - ADR	1,304	137,050
Ascendis Pharma A/S - ADR (a)	973	23,206
Avadel Pharmaceuticals PLC - ADR (a)	4,080	40,270
Balchem Corp.	5,615	442,013
Biondvax Pharmaceuticals Ltd. - ADR (a)	283	2,142
Catalent, Inc. (a)	26,090	926,978
Celanese Corp.	12,527	1,084,212
Celgene Corp. (a)	11,050	1,264,231
Church & Dwight Co., Inc.	30,474	1,574,287
Croda International PLC - ADR	90,393	2,436,995
Dow Chemical Co.	12,960	803,002
Eastman Chemical Co.	5,616	449,898
FMC Corp.	2,927	220,608
Fresenius Medical Care AG & Co. KGaA - ADR	3,457	164,968
Genmab A/S - ADR (a)	743	79,126
Gilead Sciences, Inc.	25,107	1,629,193
Grifols SA - ADR	3,908	83,866
GW Pharmaceuticals PLC - ADR (a)	354	34,908
H Lundbeck A/S - ADR	942	50,190
Henkel AG & Co. KGaA - ADR	869	108,112
Johnson & Johnson	50,406	6,464,570
K+S AG - ADR	3,879	49,962
Koninklijke DSM NV - ADR	6,231	115,710
Ligand Pharmaceuticals, Inc. (a)	7,190	778,533

Lonza Group AG - ADR	7,100	147,169
Medicines Co. (a)	14,075	559,763
Merck & Co., Inc.	32,240	2,099,146
Merck KGaA - ADR	2,854	115,016
Methanex Corp. (b)	7,905	326,081
Mitsubishi Tanabe Pharma Corp. - ADR	3,126	69,716
Novartis AG - ADR	46,488	3,801,324
Otsuka Holdings Co. Ltd. - ADR (a)	4,431	100,052
Pfizer, Inc.	124,699	4,071,422
PPG Industries, Inc.	2,176	231,439
Prana Biotechnology Ltd. - ADR (a)	6,427	13,497
Prestige Brands Holdings, Inc. (a)	11,181	563,299
Quaker Chemical Corp.	5,933	827,001
Quidel Corp. (a)	27,850	691,237
Redhill Biopharma Ltd. - ADR (a)	2,170	20,355
Repligen Corp. (a)	11,410	447,728
Roche Holding AG - ADR	135,027	4,642,228
Sanofi - ADR	55,400	2,747,286
Shin-Etsu Chemical Co. Ltd. - ADR	6,591	148,100
Shire PLC - ADR	1,514	261,498
Shiseido Co. Ltd. - ADR	1,927	65,152
Sinopec Shanghai Petrochemical Co. Ltd. - ADR	2,715	160,076
Sociedad Quimica y Minera de Chile SA - ADR	1,394	50,225
Spectrum Pharmaceuticals, Inc. (a)	49,165	278,274
Sysmex Corp. - ADR	1,543	45,920
TESARO, Inc. (a)	4,570	682,347
Teva Pharmaceutical Industries Ltd. - ADR	61,325	1,708,515
Toray Industries, Inc. - ADR	4,122	69,002
Trinity Biotech PLC - ADR (a)	13,883	78,161
United Therapeutics Corp. (a)	5,006	605,175
Valspar Corp.	3,278	370,381
Vanda Pharmaceuticals, Inc. (a)	33,525	460,969
Versum Materials, Inc.	15,718	487,887
Yara International ASA - ADR	832	31,042
Zoetis, Inc.	10,273	639,802
		48,468,422
Clothing and Clothing Accessories Stores - 0.31%
Foot Locker, Inc.	10,796	641,390
Kate Spade & Co. (a)	6,572	121,056
L Brands, Inc.	7,784	401,654
Marks & Spencer Group PLC - ADR	9,004	89,410
Signet Jewelers Ltd. (b)	5,288	254,353
Tiffany & Co.	4,837	420,625
		1,928,488
Computer and Electronic Product Manufacturing - 8.85%
AAC Technologies Holdings, Inc. - ADR	1,522	160,997
Agilent Technologies, Inc.	24,096	1,453,953
Amphenol Corp.	15,534	1,158,837
Analog Devices, Inc.	8,937	766,437
Apple, Inc.	89,694	13,701,654
Applied Materials, Inc.	59,165	2,714,490
Arista Networks, Inc. (a)	3,165	466,458
ARRIS International PLC (a)(b)	18,945	531,217
AU Optronics Corp. - ADR	95,433	367,417
Brocade Communications Systems, Inc.	14,048	177,426
Cisco Systems, Inc.	39,071	1,231,909
Danaher Corp.	20,216	1,717,147
Daqo New Energy Corp. - ADR (a)	2,196	47,785
EDAP TMS SA - ADR (a)	5,453	14,450
Flex Ltd. (a)(b)	36,060	622,396
Fresenius SE & Co. KGaA - ADR	6,335	136,266
Garmin Ltd. (b)	7,777	404,715
Guidewire Software, Inc. (a)	1,350	89,667
Hanwha Q CELLS Co. Ltd. - ADR (a)	6,496	46,381
Harris Corp.	11,976	1,343,228
Hexagon AB - ADR	2,464	108,712
Hitachi, Ltd. - ADR	2,268	137,327
Hologic, Inc. (a)	16,050	695,126
Hoya Corp. - ADR	1,943	95,693
HP, Inc.	53,476	1,003,210
Infineon Technologies AG - ADR	5,809	128,669
Ingenico Group SA - ADR	1,382	26,921

JA Solar Holdings Co. Ltd. - ADR (a)	26,772	184,191
JinkoSolar Holding Co. Ltd. - ADR (a)	7,262	129,699
Juniper Networks, Inc.	22,596	662,741
Kyocera Corp. - ADR	2,027	117,140
L3 Technologies, Inc.	1,933	325,884
Lam Research Corp.	8,065	1,251,447
Lenovo Group Ltd. - ADR	5,517	71,887
Logitech International SA (b)	4,219	153,867
MACOM Technology Solutions Holdings, Inc. (a)	10,552	643,355
Maxim Integrated Products, Inc.	14,383	687,507
MaxLinear, Inc. (a)	21,145	658,667
Mettler-Toledo International, Inc. (a)	3,002	1,749,595
Micron Technology, Inc. (a)	23,811	732,664
Microsemi Corp. (a)	18,395	903,378
Motorola Solutions, Inc.	21,819	1,823,415
NCR Corp. (a)	28,177	1,085,660
NetApp, Inc.	16,728	677,317
NETGEAR, Inc. (a)	10,330	433,344
NTT DOCOMO, Inc. - ADR	5,745	141,327
NVIDIA Corp.	9,595	1,385,038
Omron Corp. - ADR	70,268	2,945,634
Panasonic Corp. - ADR	11,227	145,165
Plantronics, Inc.	8,915	471,782
Qorvo, Inc. (a)	4,934	384,605
Raytheon Co.	8,377	1,373,912
ReneSola Ltd. - ADR (a)	15,522	42,065
Semiconductor Manufacturing International Corp. - ADR (a)	8,701	45,071
Semtech Corp. (a)	25,585	977,347
Silicon Motion Technology Corp. - ADR	1,314	68,657
Sprint Corp. (a)	37,944	322,145
STMicroelectronics NV - ADR	7,434	122,438
Swatch Group AG - ADR	4,634	89,761
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	28,163	995,844
TDK Corp. - ADR	912	54,893
Texas Instruments, Inc.	6,815	562,169
Tokyo Electron Ltd. - ADR	3,765	136,481
United Microelectronics Corp. - ADR	135,409	278,943
Varian Medical Systems, Inc. (a)	6,587	652,245
Western Digital Corp.	7,259	653,746
Xilinx, Inc.	12,357	824,335
		54,313,849
Construction of Buildings - 0.49%
CalAtlantic Group, Inc.	11,603	418,172
CK Hutchison Holdings Ltd. - ADR	5,690	73,856
Daiwa House Industry Co. Ltd. - ADR	2,642	86,222
DR Horton, Inc.	14,330	468,448
NVR, Inc. (a)	332	757,750
Persimmon PLC - ADR	1,388	88,096
PulteGroup, Inc.	19,324	438,075
Sekisui House Ltd. - ADR	4,597	79,206
Sun Hung Kai Properties Ltd. - ADR	6,187	92,124
Swire Pacific Ltd. - ADR	3,744	36,991
Wharf Holdings Ltd. - ADR	24,133	408,089
Xinyuan Real Estate Co. Ltd. - ADR	11,097	52,378
		2,999,407
Couriers and Messengers - 0.14%
FedEx Corp.	3,999	775,166
PostNL NV - ADR	11,636	56,388
		831,554
Credit Intermediation and Related Activities - 7.61%
Aberdeen Asset Management PLC - ADR	4,349	32,835
Akbank TAS - ADR	9,695	52,644
Ally Financial, Inc.	22,241	412,348
Australia and New Zealand Banking Group - ADR	8,334	172,680
Banco de Chile - ADR	492	37,692
Banco do Brasil SA - ADR	13,079	114,049
Banco Santander SA - ADR	39,380	257,545
Bank Hapoalim BM - ADR	919	30,906
Bank of America Corp.	118,245	2,649,870
Bank of China Ltd. - ADR	34,447	429,899
Barclays PLC - ADR	13,790	148,518
BB&T Corp.	16,417	683,768

BBVA Banco Frances SA - ADR	633	12,597
BNP Paribas SA - ADR	76,320	2,697,149
CaixaBank SA - ADR	44,397	69,481
Capital One Financial Corp.	6,390	491,519
China Construction Bank Corp. - ADR	55,246	911,559
Cielo SA - ADR	330,324	2,325,480
Citigroup, Inc.	26,852	1,625,620
Commerzbank AG - ADR (a)	4,231	44,637
Commonwealth Bank of Australia - ADR	2,415	142,908
Credit Agricole SA - ADR	13,116	100,272
Danske Bank A/S - ADR	8,449	158,334
DBS Group Holdings Ltd. - ADR	1,807	106,703
Discover Financial Services	30,426	1,786,006
DNB ASA - ADR	322	55,110
Erste Group Bank AG - ADR	4,587	83,713
Fifth Third Bancorp	13,452	319,350
First Bancorp	9,625	267,190
First Republic Bank	5,628	518,339
Flushing Financial Corp.	9,640	267,799
Great Western Bancorp, Inc.	18,640	705,710
Grupo Aval Acciones y Valores SA - ADR	6,265	52,375
Grupo Financiero Banorte SAB de CV - ADR	4,184	120,290
Grupo Supervielle SA - ADR	3,836	65,864
HDFC Bank Ltd. - ADR	3,133	275,077
Hope Bancorp, Inc.	35,674	621,084
Houlihan Lokey, Inc.	11,150	374,306
ICICI Bank Ltd. - ADR	253,774	2,517,438
Independent Bank Corp.	6,900	417,105
Industrial & Commercial Bank of China Ltd. - ADR	49,922	663,963
Itau CorpBanca - ADR	3,207	44,321
JPMorgan Chase & Co.	39,318	3,229,974
Julius Baer Group Ltd. - ADR	12,629	130,205
Kasikornbank PCL - ADR	5,491	121,488
KB Financial Group, Inc. - ADR	5,528	262,359
KBC Group NV - ADR	2,442	91,892
Lloyds Banking Group PLC - ADR	1,090,884	4,036,272
M&T Bank Corp.	4,107	642,622
Macquarie Group Ltd. - ADR	2,083	138,644
MainSource Financial Group, Inc.	8,265	267,621
Mitsubishi UFJ Financial Group, Inc. - ADR	604,550	3,760,301
Mizuho Financial Group, Inc. - ADR	44,685	156,398
National Australia Bank Ltd. - ADR	12,154	135,213
Nedbank Group Ltd. - ADR	3,252	54,861
Nordea Bank AB - ADR	14,446	186,209
Old National Bancorp	45,785	723,403
Prosperity Bancshares, Inc.	10,290	644,566
Regions Financial Corp.	69,777	965,714
Retrophin, Inc. (a)	23,870	378,340
Sberbank of Russia PJSC - ADR	18,035	201,812
Shinhan Financial Group Co. Ltd. - ADR	4,903	216,860
SLM Corp. (a)	34,343	356,824
Societe Generale - ADR	13,794	146,768
Standard Bank Group Ltd. - ADR	17,315	193,928
Sterling Bancorp	38,135	817,996
Sumitomo Mitsui Financial Group, Inc. - ADR	23,886	171,024
Sumitomo Mitsui Trust Holdings, Inc. - ADR	25,308	84,782
Suntrust Banks, Inc.	11,813	630,460
Swedbank AB - ADR	4,889	118,118
Turkiye Garanti Bankasi AS - ADR	35,121	96,583
Umpqua Holdings Corp.	43,635	739,395
United Bankshares Inc/WV	14,147	541,123
United Overseas Bank Ltd. - ADR	2,283	76,138
Webster Financial Corp.	13,555	660,400
Wells Fargo & Co.	25,997	1,329,487
Western Union Co.	38,143	725,480
Westpac Banking Corp. - ADR	5,062	114,958
Worldpay Group PLC - ADR	4,447	54,431
WSFS Financial Corp.	14,450	637,245
		46,703,947
Data Processing, Hosting and Related Services - 1.38%
Cap Gemini SA - ADR	3,415	70,851
CDK Global, Inc.	12,153	746,923

CSRA, Inc.	15,876	478,820
DST Systems, Inc.	3,850	465,157
ExlService Holdings, Inc. (a)	14,830	776,647
Fidelity National Information Services, Inc.	10,327	886,779
Fiserv, Inc. (a)	9,920	1,242,778
Hewlett Packard Enterprise Co.	66,747	1,255,511
InterXion Holding NV (a)(b)	11,100	493,395
LINE Corp. - ADR (a)	683	24,527
MasterCard, Inc.	12,790	1,571,635
Visa, Inc.	4,930	469,484
		8,482,507
Educational Services - 0.03%
New Oriental Education & Technology Group, Inc. - ADR (a)	1,468	105,212
TAL Education Group - ADR	658	76,637
		181,849
Electrical Equipment, Appliance, and Component Manufacturing - 1.29%
ABB Ltd. - ADR	10,742	269,946
AO Smith Corp.	8,434	462,774
Corning, Inc.	41,644	1,211,840
Eaton Corp. PLC (b)	18,154	1,404,757
Energizer Holdings, Inc.	10,226	548,114
Koninklijke Philips NV - ADR	27,828	982,885
Mitsubishi Electric Corp. - ADR	4,784	132,612
Nidec Corp. - ADR	4,327	107,682
Rockwell Automation, Inc.	3,480	552,346
SMC Corp. - ADR	5,190	82,884
Spectrum Brands Holdings, Inc.	10,867	1,461,068
Valeo SA - ADR	3,480	121,800
Whirlpool Corp.	3,011	558,661
		7,897,369
Electronics and Appliance Stores - 0.19%
Best Buy Co., Inc.	14,402	855,335
GameStop Corp.	14,477	320,521
		1,175,856
Fabricated Metal Product Manufacturing - 0.76%
Barnes Group, Inc.	16,885	955,522
BWX Technologies, Inc.	24,628	1,196,921
Crown Holdings, Inc. (a)	7,841	452,739
GKN PLC - ADR	14,691	67,285
Lincoln Electric Holdings, Inc.	5,659	505,801
LIXIL Group Corp. - ADR	761	37,015
Luxfer Holdings PLC - ADR	5,823	76,223
Parker Hannifin Corp.	3,660	576,340
SKF AB - ADR	2,956	60,568
Stanley Black & Decker, Inc.	5,449	750,001
		4,678,415
Food and Beverage Stores - 0.40%
Carrefour SA - ADR	16,302	84,770
Casey's General Stores, Inc.	6,359	740,123
Cencosud SA - ADR	4,659	38,670
GrubHub, Inc. (a)	13,195	573,587
J Sainsbury PLC - ADR	5,756	84,325
Shoprite Holdings Ltd. - ADR	5,293	84,212
Sprouts Farmers Market, Inc. (a)	27,130	650,035
Tesco PLC - ADR (a)	8,524	60,606
Wm Morrison Supermarkets PLC - ADR	7,165	114,067
		2,430,395
Food Manufacturing - 1.84%
Archer-Daniels-Midland Co.	23,162	963,077
Aryzta AG - ADR	1,994	31,376
Blue Buffalo Pet Products, Inc. (a)	15,150	355,874
Bunge Ltd. (b)	10,762	860,637
Chr Hansen Holding A/S - ADR	2,136	75,102
Conagra Foods, Inc.	34,373	1,324,736
Hormel Foods Corp.	21,105	709,761
Ingredion, Inc.	8,293	946,148
J&J Snack Foods Corp.	4,748	617,714
JM Smucker Co.	10,173	1,300,618
McCormick & Co, Inc.	11,598	1,207,932
Nestle SA - ADR	9,984	850,237
Pinnacle Foods, Inc.	13,759	857,323
Post Holdings, Inc. (a)	6,616	531,529

Tate & Lyle PLC - ADR	2,158	84,054
Tyson Foods, Inc.	7,500	430,050
Wilmar International Ltd. - ADR	4,975	127,484
		11,273,652
Food Services and Drinking Places - 0.98%
Bidvest Group Ltd. - ADR	4,020	105,163
Brinker International, Inc.	11,586	454,519
Cheesecake Factory, Inc.	8,165	481,572
Chuy's Holdings, Inc. (a)	8,795	236,586
Compass Group PLC - ADR	7,398	161,202
Darden Restaurants, Inc.	20,379	1,812,305
Del Frisco's Restaurant Group, Inc. (a)	29,520	501,840
Domino's Pizza, Inc.	2,556	541,156
Dunkin' Brands Group, Inc.	8,104	474,165
Jack in the Box, Inc.	5,155	549,420
Panera Bread Co. (a)	1,964	617,658
Sodexo SA - ADR	3,267	89,189
		6,024,775
Funds, Trusts, and Other Financial Vehicles - 0.49%
UBS Group AG (b)	188,500	2,995,265
Furniture and Home Furnishings Stores - 0.16%
Bed Bath & Beyond, Inc.	13,645	469,524
Ryohin Keikaku Co. Ltd. - ADR	1,075	56,137
Williams-Sonoma, Inc.	8,967	436,334
		961,995
Furniture and Related Product Manufacturing - 0.01%
Natuzzi SpA - ADR (a)	21,868	54,670
General Merchandise Stores - 0.72%
Burlington Stores, Inc. (a)	6,600	645,811
Dollar General Corp.	7,063	518,354
Five Below, Inc. (a)	12,490	640,737
Kering - ADR	4,325	143,590
Kingfisher PLC - ADR	11,966	102,309
Kohl's Corp.	8,410	323,196
Macy's, Inc.	11,684	274,574
METRO AG - ADR	11,367	75,647
Target Corp.	12,867	709,615
Wal-Mart Stores, Inc.	12,229	961,199
		4,395,032
Health and Personal Care Stores - 0.69%
Clicks Group Ltd. - ADR	4,236	89,295
CVS Health Corp.	13,329	1,024,067
Express Scripts Holding Co. (a)	24,705	1,476,125
Sally Beauty Holdings, Inc. (a)	18,976	341,948
Ulta Beauty, Inc. (a)	1,516	462,137
Walgreens Boots Alliance, Inc.	10,500	850,710
		4,244,282
Heavy and Civil Engineering Construction - 0.20%
Granite Construction, Inc.	14,680	687,905
MYR Group, Inc. (a)	15,780	463,301
RWE AG - ADR (a)	2,259	45,824
		1,197,030
Hospitals - 0.25%
HCA Holdings, Inc. (a)	10,726	878,567
HealthSouth Corp.	12,390	561,639
Tenet Healthcare Corp. (a)	5,597	92,574
		1,532,780
Insurance Carriers and Related Activities - 6.86%
Aegon NV - ADR	11,617	57,504
Aflac, Inc.	14,036	1,058,034
Ageas - ADR	1,923	78,074
AIA Group Ltd. - ADR	95,749	2,717,356
Allianz SE - ADR	14,286	275,006
Allied World Assurance Co Holdings AG (a)(b)	9,595	504,409
Allstate Corp.	18,829	1,625,696
American International Group, Inc.	8,876	564,780
Anthem, Inc.	8,324	1,517,881
Arch Capital Group Ltd. (a)(b)	9,478	921,736
Arthur J. Gallagher & Co.	14,932	847,092
Assurant, Inc.	5,656	554,175
Assured Guaranty Ltd. (b)	17,438	681,128
AXA SA - ADR	101,573	2,727,234

Berkshire Hathaway, Inc. (a)	11,856	1,959,560
Centene Corp. (a)	5,117	371,648
China Life Insurance Co. Ltd. - ADR	8,815	143,685
Chubb Ltd. (b)	5,321	761,914
Cigna Corp.	3,427	552,535
Cincinnati Financial Corp.	9,719	681,108
Direct Line Insurance Group PLC - ADR	3,918	70,446
Essent Group Ltd. (a)(b)	20,890	757,680
Everest Re Group Ltd. (b)	3,933	1,001,538
Fanhua, Inc. - ADR	12,145	111,491
Infinity Property & Casualty Corp.	6,125	586,469
ING Groep NV - ADR	150,544	2,541,182
Legal & General Group PLC - ADR	4,770	79,149
Lincoln National Corp.	7,631	495,862
Loews Corp.	18,441	869,678
Marsh & McLennan Companies, Inc.	3,900	302,484
MGIC Investment Corp. (a)	70,090	741,552
MS&AD Insurance Group Holdings Inc. - ADR	6,445	113,303
Muenchener Rueckversicherungs-Gesellschaft AG - ADR	6,530	128,772
Old Republic International Corp.	35,457	701,339
Ping An Insurance Group Co. of China Ltd. - ADR	26,604	344,522
Primerica, Inc.	10,300	743,660
Principal Financial Group, Inc.	10,101	635,454
Prudential Financial, Inc.	7,054	739,612
Prudential PLC - ADR	72,713	3,274,265
QBE Insurance Group Ltd. - ADR	8,690	83,859
Reinsurance Group of America, Inc.	6,762	841,937
RenaissanceRe Holdings Ltd. (b)	6,936	990,877
RSA Insurance Group PLC - ADR	8,573	69,356
SCOR SE - ADR	20,962	83,638
Selective Insurance Group, Inc.	12,855	656,891
Swiss Re AG - ADR	10,105	230,495
T&D Holdings, Inc. - ADR	11,960	84,079
Tokio Marine Holdings, Inc. - ADR	3,239	137,560
Torchmark Corp.	11,013	831,482
Travelers Companies, Inc.	8,623	1,076,582
United Fire Group, Inc.	5,060	218,845
UnitedHealth Group, Inc.	17,886	3,133,268
WellCare Health Plans, Inc. (a)	3,267	561,271
Zurich Insurance Group AG - ADR	8,975	263,506
		42,102,659
Leather and Allied Product Manufacturing - 0.15%
Hermes International - ADR	2,317	114,784
Steven Madden Ltd. (a)	20,642	810,199
		924,983
Machinery Manufacturing - 1.50%
AAON, Inc.	20,663	747,484
Alfa Laval AB - ADR	1,917	38,551
ASML Holding NV - ADR	1,290	170,267
Atlas Copco AB, Class B - ADR	2,065	68,155
Atlas Copco AB, Class A - ADR	2,366	87,755
Belden, Inc.	1,878	133,338
Brooks Automation, Inc.	16,520	455,126
Columbus McKinnon Corp.	16,323	456,065
Cummins, Inc.	4,718	744,029
Daikin Industries Ltd. - ADR	641	125,505
Electrolux AB - ADR	1,066	68,650
ESCO Technologies, Inc.	14,440	831,744
Esterline Technologies Corp. (a)	3,485	339,613
FANUC Corp. - ADR	5,778	113,798
FUJIFILM Holdings Corp. - ADR	2,861	104,384
II-VI, Inc. (a)	10,410	312,300
Ingersoll-Rand PLC (b)	15,665	1,403,584
Kadant, Inc.	7,820	600,967
Komatsu Ltd. - ADR	3,615	88,893
Makita Corp. - ADR	1,696	63,973
Nikon Corp. - ADR	2,427	37,315
Sandvik AB - ADR	5,661	88,991
Scotts Miracle-Gro Co.	7,558	654,598
Sharp Corp. - ADR (a)	13,012	47,559
Snap-on, Inc.	2,727	440,847
TechnipFMC PLC (a)(b)	1	29

Techtronic Industries Co. Ltd. - ADR	4,664	109,814
THK Co. Ltd. - ADR	3,625	50,446
Toro Co.	8,877	607,985
Vestas Wind Systems A/S - ADR	2,853	84,106
Weichai Power Co. Ltd. - ADR	7,747	100,866
Weir Group PLC - ADR	3,912	45,301
		9,222,038
Management of Companies and Enterprises - 0.48%
AES Corp.	26,637	311,120
American Equity Invesment Life Holding Co.	20,835	522,125
Asahi Kasei Corp. - ADR	6,692	128,821
BOC Hong Kong Holdings Ltd. - ADR	506	45,692
Bryn Mawr Bank Corp.	6,330	258,581
Bunzl PLC - ADR	2,920	91,571
City Holding Co.	10,528	664,212
CoBiz Financial, Inc.	24,010	377,917
Cullen/Frost Bankers, Inc.	4,756	435,935
Kitov Pharmaceuticals Holdings Ltd. - ADR (a)	4,121	7,294
Park24 Co. Ltd. - ADR (a)	1,028	28,352
Sky Solar Holdings Ltd. - ADR (a)	29,228	56,118
		2,927,738
Merchant Wholesalers, Durable Goods - 1.86%
Anixter International, Inc. (a)	7,120	537,560
Applied Industrial Technologies, Inc.	11,280	696,540
Arrow Electronics, Inc. (a)	9,909	749,021
Avnet, Inc.	18,875	692,335
Cie Generale des Etablissements Michelin - ADR	7,660	192,611
Continental Building Products, Inc. (a)	33,745	823,378
HD Supply Holdings, Inc. (a)	19,650	792,877
Henry Schein, Inc. (a)	3,390	623,659
KLA-Tencor Corp.	11,753	1,222,312
Lennox International, Inc.	8,922	1,580,087
Mohawk Industries, Inc. (a)	2,641	631,991
MonotaRO Co. Ltd. - ADR (a)	737	24,785
Paycom Software, Inc. (a)	4,675	305,932
TE Connectivity Ltd. (b)	11,444	902,359
United Tractors Tbk PT - ADR	3,165	129,164
Watsco, Inc.	2,853	402,615
Weibo Corp. - ADR (a)	829	60,956
WestRock Co.	16,507	898,311
Wolseley PLC - ADR	20,457	135,630
		11,402,123
Merchant Wholesalers, Nondurable Goods - 2.58%
AmerisourceBergen Corp.	5,694	522,538
Brenntag AG - ADR	256,950	2,966,488
Danone SA - ADR	151,927	2,262,953
Hutchison China MediTech Ltd. - ADR (a)	3,414	72,479
Illinois Tool Works, Inc.	5,250	741,405
KOC Holding AS - ADR	3,173	71,900
Nu Skin Enterprises, Inc.	11,215	615,479
Procter & Gamble Co.	38,317	3,375,345
Suntory Beverage & Food Ltd. - ADR	1,783	43,291
Sysco Corp.	23,062	1,258,263
Unilever PLC - ADR	70,564	3,924,770
		15,854,911
Mining (except Oil and Gas) - 0.55%
Anglo American PLC - ADR (a)	18,215	120,674
Barrick Gold Corp. (b)	20,019	331,114
BHP Billiton Ltd. - ADR	5,344	187,521
BHP Billiton PLC - ADR	4,487	135,956
China Shenhua Energy Co. Ltd. - ADR	20,117	195,135
Cia de Minas Buenaventura SAA - ADR	2,468	30,702
DRDGOLD Ltd. - ADR	14,009	42,027
Freeport-McMoRan, Inc. (a)	17,704	203,419
Glencore PLC - ADR	22,942	167,935
Gold Fields Ltd. - ADR	20,425	73,122
Harmony Gold Mining Co. Ltd. - ADR	27,079	54,158
Martin Marietta Materials, Inc.	1,490	333,909
Mechel PJSC - ADR (a)	8,003	43,056
MMC Norilsk Nickel PJSC - ADR	5,773	80,360
Newcrest Mining Ltd. - ADR	5,642	89,059
Randgold Resources Ltd. - ADR	798	75,666

Rio Tinto PLC - ADR	4,738	190,989
Vale SA - ADR	18,861	157,867
Vedanta Ltd. - ADR	7,839	116,174
Worthington Industries, Inc.	16,470	691,246
Yanzhou Coal Mining Co. Ltd. - ADR	10,966	80,929
		3,401,018
Miscellaneous Manufacturing - 1.80%
Ansell Ltd. - ADR	1,191	82,894
Baxter International, Inc.	31,429	1,864,054
Boston Scientific Corp. (a)	23,353	631,232
Cie Financiere Richemont SA - ADR	16,016	133,710
CONMED Corp.	12,885	654,171
Cooper Cos., Inc.	3,790	829,063
CR Bard, Inc.	2,721	836,517
CryoLife, Inc. (a)	29,977	547,080
Getinge AB - ADR	1,885	39,114
Hasbro, Inc.	4,238	446,092
Hill-Rom Holdings, Inc.	7,179	555,367
Intuitive Surgical, Inc. (a)	1,293	1,182,681
Luxottica Group SpA - ADR	840	50,694
Merit Medical Systems, Inc. (a)	23,450	832,475
Smiths Group PLC - ADR	3,745	78,945
Teleflex, Inc.	2,808	561,656
Textron, Inc.	11,461	547,835
Wright Medical Group NV (a)(b)	21,335	570,071
Zimmer Biomet Holdings, Inc.	4,954	590,566
		11,034,217
Motion Picture and Sound Recording Industries - 0.35%
Regal Entertainment Group	19,143	398,174
Time Warner, Inc.	17,586	1,749,632
		2,147,806
Motor Vehicle and Parts Dealers - 0.25%
AutoNation, Inc. (a)	8,984	355,048
Malibu Boats, Inc. (a)	26,410	640,443
O'Reilly Automotive, Inc. (a)	2,180	527,734
		1,523,225
Nonmetallic Mineral Product Manufacturing - 0.87%
Anhui Conch Cement Co. Ltd. - ADR	6,639	109,012
Cementos Pacasmayo SAA - ADR	700	7,945
Cemex SAB de CV - ADR (a)	21,406	177,028
Cie de Saint-Gobain - ADR	14,313	160,306
CRH PLC - ADR	9,772	352,965
Eagle Materials, Inc.	4,800	452,640
HeidelbergCement AG - ADR	4,960	92,504
James Hardie Industries PLC - ADR	4,126	60,363
LafargeHolcim Ltd. - ADR	242,478	2,902,462
Owens Corning	6,215	387,816
Owens-Illinois, Inc. (a)	24,250	547,322
Semen Indonesia Persero Tbk PT - ADR	6,756	95,462
		5,345,825
Nonstore Retailers - 0.48%
Amazon.com, Inc. (a)	2,260	2,247,841
Baozun, Inc. - ADR (a)	4,174	85,776
Copart, Inc. (a)	19,968	622,802
		2,956,419
Nursing and Residential Care Facilities - 0.03%
Brookdale Senior Living, Inc. (a)	15,412	211,761
Oil and Gas Extraction - 1.96%
Akzo Nobel NV - ADR	55,744	1,554,700
Carrizo Oil & Gas, Inc. (a)	19,780	433,973
Centrica PLC - ADR	8,010	83,945
Devon Energy Corp.	15,337	521,151
Diamondback Energy, Inc. (a)	10,698	992,346
Ecopetrol SA - ADR	3,823	34,904
EOG Resources, Inc.	3,149	284,386
Gulfport Energy Corp. (a)	6,468	92,816
Laredo Petroleum, Inc. (a)	27,081	318,202
LUKOIL PJSC - ADR	5,410	261,033
Minerals Technologies, Inc.	12,810	921,680
Parsley Energy, Inc. (a)	20,693	613,547
PDC Energy, Inc. (a)	8,945	444,209
PetroChina Co. Ltd. - ADR	1,989	131,871

Petroleo Brasileiro SA - ADR (a)	9,986	84,681
Phillips 66	4,064	309,311
Pioneer Natural Resources Co.	1,354	225,928
Repsol SA - ADR	8,015	134,091
Rice Energy, Inc. (a)	25,927	518,540
RSP Permian, Inc. (a)	14,100	501,819
Sasol Ltd. - ADR	3,246	96,666
SM Energy Co.	12,374	209,987
TOTAL SA - ADR	54,149	2,831,992
Woodside Petroleum Ltd. - ADR	4,828	114,327
WPX Energy, Inc. (a)	29,101	314,873
		12,030,978
Other Information Services - 1.95%
Alibaba Group Holding Ltd. - ADR (a)	5,248	642,670
Alphabet, Inc. - Class A (a)	3,813	3,763,773
Alphabet, Inc. - Class C (a)	2,531	2,442,061
Changyou.com Ltd. - ADR (a)	1,329	51,778
Facebook, Inc. (a)	15,240	2,308,250
j2 Global, Inc.	11,335	959,168
Liberty Global PLC- LiLAC (a)(b)	8,409	176,253
NetEase, Inc. - ADR	1,373	391,003
Phoenix New Media Ltd. - ADR (a)	33,423	98,598
VeriSign, Inc. (a)	7,510	677,102
Yelp, Inc. (a)	8,067	225,231
YY, Inc. - ADR (a)	3,451	201,331
		11,937,218
Paper Manufacturing - 0.54%
Bemis Co., Inc.	10,732	479,076
Boise Cascade Co. (a)	18,625	501,944
Graphic Packaging Holding Co.	23,227	313,797
International Paper Co.	8,078	427,165
Neenah Paper, Inc.	10,270	801,060
Nitto Denko Corp. - ADR	1,815	73,063
Packaging Corp. of America	3,536	361,238
Smurfit Kappa Group PLC - ADR	2,116	60,031
Stora Enso OYJ - ADR	8,825	111,945
Unicharm Corp. - ADR	11,027	59,325
UPM-Kymmene OYJ - ADR	4,944	139,124
		3,327,768
Performing Arts, Spectator Sports, and Related Industries - 0.33%
Activision Blizzard, Inc.	18,200	1,066,156
Electronic Arts, Inc. (a)	8,600	974,638
		2,040,794
Personal and Laundry Services - 0.10%
Service Corp. International	18,543	591,151
Petroleum and Coal Products Manufacturing - 1.64%
Chevron Corp.	13,319	1,378,250
China Petroleum & Chemical Corp. - ADR	4,386	360,047
Eni SpA - ADR	4,346	138,464
Exxon Mobil Corp.	5,950	478,975
HollyFrontier Corp.	20,265	484,334
Marathon Oil Corp.	17,696	230,402
Marathon Petroleum Corp.	32,926	1,713,468
Norsk Hydro ASA - ADR	8,322	45,064
PBF Energy, Inc.	19,997	386,342
Royal Dutch Shell PLC - ADR	61,343	3,337,672
Tesoro Corp.	14,482	1,205,482
Valero Energy Corp.	5,300	325,791
		10,084,291
Pipeline Transportation - 0.70%
Snam SpA - ADR	284,094	2,653,438
South Jersey Indsustries, Inc.	16,010	582,924
Targa Resources Corp.	9,315	427,838
Transportadora de Gas del Sur SA - ADR (a)	2,330	38,002
Williams Cos., Inc.	20,563	588,102
		4,290,304
Plastics and Rubber Products Manufacturing - 0.29%
Avery Dennison Corp.	4,556	383,889
Berry Global Group, Inc. (a)	5,472	317,321
Bridgestone Corp. - ADR	4,917	103,700
Carlisle Cos, Inc.	4,821	488,512
Continental AG - ADR	2,318	103,174
Goodyear Tire & Rubber Co.	11,800	380,196
		1,776,792

Postal Service - 0.05%
Deutsche Post AG - ADR	5,287	193,134
Royal Mail PLC - ADR	8,494	98,021
		291,155
Primary Metal Manufacturing - 0.63%
Alcoa Corp. (a)	7,727	254,527
Alumina Ltd. - ADR	12,644	72,008
ArcelorMittal - ADR (a)	4,809	105,036
Arconic, Inc.	8,688	238,659
Grupo Simec SAB de CV - ADR (a)	8,956	90,321
Kaiser Aluminum Corp.	7,525	619,759
Nucor Corp.	13,617	791,148
POSCO - ADR	2,299	144,561
Silicon Laboratories, Inc. (a)	7,100	531,080
Steel Dynamics, Inc.	25,777	876,159
Tenaris SA - ADR	2,762	83,689
Ternium SA - ADR	2,906	75,614
		3,882,561
Printing and Related Support Activities - 0.02%
Dai Nippon Printing Co. Ltd. - ADR	9,278	103,542
Professional, Scientific, and Technical Services - 4.08%
Adecco Group AG - ADR	2,895	107,955
AirMedia Group, Inc. - ADR (a)	19,971	33,751
Amadeus IT Group SA - ADR	2,423	141,334
Amdocs Ltd. (b)	21,812	1,412,981
Amec Foster Wheeler PLC - ADR	5,382	35,144
Amgen, Inc.	18,592	2,886,221
Atos SE - ADR	2,922	84,095
Benitec Biopharma Ltd. - ADR (a)	13,200	29,436
Biogen, Inc. (a)	2,655	657,829
Booz Allen Hamilton Holding Corp.	17,127	675,489
Cadence Design System, Inc. (a)	22,033	774,240
Callidus Software, Inc. (a)	34,970	835,783
CDW Corp.	14,874	895,117
Cellectis SA - ADR (a)	530	12,619
Charles River Labratories International, Inc. (a)	3,700	340,585
Cognizant Technology Solutions Corp. - Class A	6,503	435,116
Convergys Corp.	28,485	692,469
CyberArk Software Ltd. (a)(b)	43,484	2,131,151
eBay, Inc. (a)	50,664	1,737,775
Exact Sciences Corp. (a)	16,630	606,496
F5 Networks, Inc. (a)	1,500	192,195
FactSet Research Systems, Inc.	3,556	589,194
Forward Pharma A/S - ADR (a)	1,641	32,328
Galapagos NV - ADR (a)	624	51,374
GEA Group AG - ADR	772	31,698
Gravity Co. Ltd. - ADR (a)	3,714	71,532
ICON PLC (a)(b)	7,175	675,168
Imperial Holdings Ltd. - ADR	4,087	51,987
Infosys Ltd. - ADR	6,877	103,843
International Business Machines Corp.	15,835	2,416,895
Interpublic Group of Companies, Inc.	40,803	1,017,219
Jacobs Engineering Group, Inc.	8,219	430,840
Jardine Matheson Holdings Ltd. - ADR	3,097	198,208
KEYW Holding Corp. (a)	33,560	309,088
Leidos Holdings, Inc.	18,181	1,010,136
Materialise NV - ADR (a)	4,880	62,415
Naspers Ltd. - ADR	27,645	574,463
Natera, Inc. (a)	19,745	202,189
National CineMedia, Inc.	9,327	67,807
Nice Ltd. - ADR	1,427	111,178
Omnicom Group, Inc.	2,250	188,370
Santen Pharmaceutical Co. Ltd. - ADR	2,256	31,043
Summit Therapeutics PLC - ADR (a)	1,635	18,165
Telia Co. AB - ADR	5,582	50,964
Tetra Tech, Inc.	16,365	751,972
VMware, Inc. (a)	3,100	301,165
Waters Corp. (a)	5,540	995,095
		25,062,117

Publishing Industries (except Internet) - 3.03%
CA, Inc.	31,113	988,460
Citrix Systems, Inc. (a)	18,923	1,561,904
Dassault Systemes - ADR	919	85,063
DXC Technology Co.	12,006	930,705
InterActiveCorp (a)	8,596	914,099
Microsoft Corp.	44,361	3,098,172
MiX Telematics Ltd. - ADR	11,940	80,476
Momo, Inc. - ADR (a)	1,093	41,578
Oracle Corp.	20,992	952,827
Proofpoint, Inc. (a)	10,620	913,320
Red Hat, Inc. (a)	4,300	385,151
RELX NV - ADR	7,298	150,923
RELX PLC - ADR	7,190	155,879
SAP SE - ADR	30,195	3,247,773
Shutterfly, Inc. (a)	3,185	157,626
Symantec Corp.	29,104	882,142
Synopsys, Inc. (a)	14,538	1,088,460
Trend Micro, Inc. - ADR	965	48,636
Twenty-First Century Fox, Inc.	18,333	497,191
Wolters Kluwer NV - ADR	54,981	2,416,965
		18,597,350
Rail Transportation - 0.14%
Guangshen Railway Co. Ltd. - ADR	3,449	93,951
Norfolk Southern Corp.	5,677	704,118
West Japan Railway Co. - ADR	1,206	83,986
		882,055
Real Estate - 0.07%
Avis Budget Group, Inc. (a)	3,933	90,026
CBRE Group, Inc. (a)	6,401	223,267
City Developments Ltd. - ADR	7,122	54,127
Hang Lung Properties Ltd. - ADR	3,386	43,815
		411,235
Rental and Leasing Services - 0.23%
Ashtead Group PLC - ADR	1,112	90,706
Brambles Ltd. - ADR	7,012	108,931
Fly Leasing Ltd. - ADR (a)	5,645	72,708
Navient Corp.	38,782	559,624
Synchrony Financial	10,635	285,550
United Rentals, Inc. (a)	2,741	298,029
		1,415,548
Retailing - 0.00%
Jumei International Holding Ltd. - ADR (a)	10,090	27,344
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.04%
Affiliated Managers Group, Inc.	6,920	1,064,642
Aramark	15,485	576,971
CBOE Holdings, Inc.	7,911	683,273
CommScope Holding Co., Inc. (a)	13,496	499,217
Daiwa Securities Group, Inc. - ADR	8,416	50,833
Evercore Partners, Inc.	7,340	497,652
First Pacific Co., Ltd. - ADR	28,816	114,255
FNF Group	18,671	795,571
Goldman Sachs Group, Inc.	8,252	1,743,317
Leju Holdings Ltd. - ADR (a)	8,037	22,182
MarketAxess Holdings, Inc.	2,805	534,577
Moody's Corp.	7,055	835,665
Morgan Stanley	19,004	793,227
MSCI, Inc.	6,624	673,860
Nomura Holdings, Inc. - ADR	16,067	96,241
ORIX Corp. - ADR	1,218	96,185
Q2 Holdings, Inc. (a)	11,240	445,104
S&P Global, Inc.	8,957	1,279,150
Stifel Financial Corp. (a)	16,130	687,622
Thomson Reuters Corp. (b)	17,102	746,673
WPP PLC - ADR	1,471	165,826
Yintech Investment Holdings Ltd. - ADR	10,576	106,183
		12,508,226
Software & Services - 0.01%
Talend SA - ADR (a)	1,767	57,905
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.24%
Dick's Sporting Goods, Inc.	27,782	1,142,673
Michaels Cos., Inc. (a)	16,893	326,542
		1,469,215

Support Activities for Agriculture and Forestry - 0.03%
Fibria Celulose SA - ADR	14,146	161,689
Support Activities for Mining - 0.41%
ConocoPhillips	11,377	508,438
Ensco PLC (b)	39,189	244,539
Gazprom PJSC - ADR	64,896	269,967
Keane Group, Inc. (a)	16,260	250,079
Pioneer Energy Services Corp. (a)	40,650	99,593
South32 Ltd. - ADR	14,114	138,458
SRC Energy, Inc. (a)	59,195	407,262
Subsea 7 SA - ADR	8,948	129,585
Superior Energy Services, Inc. (a)	17,405	180,490
Transocean Ltd. (a)(b)	30,406	276,391
YPF SA - ADR	1,011	24,931
		2,529,733
Support Activities for Transportation - 0.27%
CH Robinson Worldwide, Inc.	5,966	399,782
Grupo Aeroportuario del Pacifico SAB de CV - ADR	1,362	136,568
Grupo Aeroportuario del Sureste SAB de CV - ADR	752	148,430
Japan Airlines Co. Ltd. - ADR	4,755	69,399
XPO Logistics, Inc. (a)	16,695	878,157
		1,632,336
Telecommunications - 2.50%
America Movil SAB de CV - ADR	7,728	124,653
AT&T, Inc.	83,557	3,219,451
ATN International, Inc.	7,565	495,054
Autohome, Inc. - ADR (a)	2,318	98,237
CenturyLink, Inc.	14,340	357,783
China Mobile Ltd. - ADR	9,620	530,158
China Telecom Corp. Ltd. - ADR	4,085	202,657
China Unicom Hong Kong Ltd. - ADR (a)	9,878	142,441
JD.com, Inc. - ADR (a)	4,616	184,778
Mobile TeleSystems PJSC - ADR	7,823	68,921
Nippon Telegraph & Telephone Corp. - ADR	80,616	3,884,080
PLDT, Inc. - ADR	1,469	51,709
SoftBank Group Corp. - ADR	5,304	215,183
Swisscom AG - ADR	3,908	187,897
Telecom Argentina SA - ADR	813	20,951
Telecom Italia SpA/Milano - ADR	8,704	66,934
Telecom Italia SpA/Milano - ADR (a)	7,344	69,474
Telekomunikasi Indonesia Persero Tbk PT - ADR	7,580	249,912
Telstra Corp. Ltd. - ADR	5,757	94,069
Tencent Holdings Ltd. - ADR	37,169	1,280,472
TIM Participacoes SA - ADR	4,687	71,383
T-Mobile US, Inc. (a)	11,310	762,520
VEON Ltd. - ADR	10,004	38,816
Verizon Communications, Inc.	12,910	602,122
Vodacom Group Ltd. - ADR	6,077	77,178
Vodafone Group PLC - ADR	72,020	2,179,324
Yahoo Japan Corp. - ADR	5,179	46,300
		15,322,457
Transportation Equipment Manufacturing - 3.35%
Airbus Group SE - ADR	223,531	4,593,562
Allison Transmission Holdings, Inc.	15,798	611,699
Astra International, Tbk PT - ADR	7,660	98,737
Bayerische Motoren Werke AG - ADR	4,086	127,933
Boeing Co.	8,350	1,566,711
BorgWarner, Inc.	13,475	572,822
Brunswick Corp.	11,450	632,727
Denso Corp. - ADR	3,842	81,988
Federal Signal Corp.	23,250	364,560
General Dynamics Corp.	9,188	1,867,461
General Motors Co.	23,982	813,709
Gentex Corp.	27,908	529,694
Honda Motor Co. Ltd. - ADR	5,867	163,865
Isuzu Motors Ltd. - ADR	5,933	72,501
Kawasaki Heavy Industries Ltd. - ADR	3,294	37,617
KLX, Inc. (a)	13,880	671,653
Lear Corp.	9,687	1,443,750
Leonardo SpA - ADR	11,263	99,340
Mazda Motor Corp. - ADR	7,762	52,665
Meggitt PLC - ADR	4,217	54,547

Nissan Motor Co. Ltd. - ADR	3,941	75,490
Oshkosh Corp.	6,225	392,922
Renault SA - ADR	4,055	75,492
Spirit AeroSystems Holdings, Inc.	12,764	695,510
Subaru Corp. - ADR	118,910	2,004,823
Tata Motor Ltd. - ADR	5,094	187,612
Tenneco, Inc.	13,085	743,882
Thor Industries, Inc.	4,787	433,367
United Technologies Corp.	6,455	782,862
Visteon Corp. (a)	3,550	356,030
Volkswagen AG - ADR	1,360	42,731
WABCO Holdings, Inc. (a)	2,680	326,478
		20,574,740
Truck Transportation - 0.07%
DSV A/S - ADR	2,478	75,306
Swift Transportation Co. (a)	14,590	349,431
		424,737
Utilities - 2.27%
Ameren Corp.	10,621	602,742
American Water Works Co., Inc.	4,933	385,661
Cheniere Energy, Inc. (a)	14,430	703,030
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	11,332	101,195
CLP Holdings Ltd. - ADR	7,106	77,882
Consolidated Edison, Inc.	6,946	575,059
CPFL Energia SA - ADR	5,871	95,051
DTE Energy Co.	5,183	567,642
Edison International	7,005	571,399
EDP Energias de Portugal SA - ADR	2,913	106,820
Électricité de France SA - ADR	36,187	76,355
Empresa Distribuidora Y Comercializadora Norte - ADR (a)	303	9,693
Enel Americas SA - ADR	7,575	71,129
Enel Chile SA - ADR	10,190	55,637
Enel SpA - ADR	30,473	162,116
Energen Corp. (a)	16,601	946,921
Engie SA - ADR	5,747	87,987
Eversource Energy	8,345	517,974
FirstEnergy Corp.	10,600	309,944
Gas Natural SDG SA - ADR	18,856	94,469
Great Plains Energy, Inc.	16,725	480,509
Hong Kong & China Gas Co. Ltd. - ADR	19,257	41,884
Huaneng Power International, Inc. - ADR	5,644	178,463
Kinder Morgan, Inc.	48,270	905,544
Korea Electric Power Corp. - ADR	13,597	260,519
Linde AG - ADR	6,112	116,739
NorthWestern Corp.	13,045	808,269
NRG Energy, Inc.	7,654	122,923
ONEOK, Inc.	15,608	775,405
PG&E Corp.	10,043	686,740
Pinnacle West Capital Corp.	6,935	612,708
Red Electrica Corp SA - ADR	4,835	54,176
Siemens AG - ADR	5,382	384,894
Spire, Inc.	10,025	710,271
SSE PLC - ADR	6,021	118,553
Suez - ADR	8,027	73,046
Tenaga Nasional Bhd - ADR	14,003	181,059
Terna Rete Elettrica Nazionale SpA - ADR	3,659	62,459
United Utilities Group PLC - ADR	3,180	86,114
Westar Energy, Inc.	9,638	510,332
Xcel Energy, Inc.	13,848	663,459
		13,952,772
Waste Management and Remediation Services - 0.30%
Casella Waste Systems, Inc. (a)	20,503	287,452
Republic Sevices, Inc.	13,333	848,112
US Ecology, Inc.	12,260	613,307
Veolia Environnement SA - ADR	3,863	85,063
		1,833,934
Water Transportation - 0.24%
AP Moeller - Maersk A/S - ADR	8,426	80,131
Carnival Corp. (b)	19,523	1,250,839
Carnival PLC - ADR	2,623	168,370
		1,499,340
TOTAL COMMON STOCKS (Cost $463,443,059)		537,773,501

EXCHANGE-TRADED FUNDS - 6.86%
iShares MSCI EAFE ETF	285,012	18,827,892
iShares Russell 1000 ETF	71,350	9,583,019
Vanguard FTSE Emerging Markets ETF	335,867	13,683,222
TOTAL EXCHANGE-TRADED FUNDS (Cost $41,268,095)		42,094,133

PREFERRED STOCKS - 0.29%
Administration of Economic Programs - 0.01%
Centrais Electricas Brasileiras SA - ADR	16,980	87,107
Air Transportation - 0.01%
Avianca Holdings SA - ADR	5,095	34,035
Gol Linhas Aereas Inteligentes SA - ADR (a)	3,281	39,536
		73,571
Chemical Manufacturing - 0.02%
Henkel AG & Co. KGaA - ADR	921	129,723
Credit Intermediation and Related Activities - 0.07%
Banco Bradesco SA -ADR	19,883	168,608
Itau Unibanco Holding SA - ADR	23,432	255,643
		424,251
Machinery Manufacturing - 0.02%
FUCHS PETROLUB SE - ADR	6,451	89,991
Mining (except Oil and Gas) - 0.03%
Vale SA - ADR	26,624	210,330
Oil and Gas Extraction - 0.05%
Petroleo Brasileiro SA - ADR (a)	21,895	174,940
Surgutneftegas OJSC - ADR	19,622	97,129
		272,069
Primary Metal Manufacturing - 0.01%
Gerdau SA - ADR	21,356	61,932
Telecommunications - 0.03%
Oi SA - ADR (a)	51,400	53,970
Telefonica Brasil SA - ADR	9,520	136,231
		190,201
Transportation Equipment Manufacturing - 0.02%
Porsche Automobil Holding SE - ADR	5,929	33,736
Volkswagen AG - ADR	3,541	107,187
		140,923
Utilities - 0.02%
Cia Energetica de Minas Gerais - ADR	17,844	40,863
Cia Paranaense de Energia - ADR	8,700	74,298
		115,161
TOTAL PREFERRED STOCKS (Cost $1,867,890)		1,795,259

REAL ESTATE INVESTMENT TRUSTS - 2.43%
AGNC Investment Corp.	46,570	968,189
Annaly Capital Mangement, Inc.	86,461	1,035,802
Apartment Investment & Management Co.	5,611	240,824
AvalonBay Communities, Inc.	1,444	276,151
Camden Property Trust	3,841	319,994
CyrusOne, Inc.	3,036	170,805
DDR Corp.	21,365	183,312
Digital Realty Trust, Inc.	2,915	344,524
Duke Realty Corp.	11,498	329,648
EastGroup Properties, Inc.	8,335	678,802
Equinix, Inc.	691	304,738
Equity Residential	3,889	253,135
Federal Realty Investment Trust	2,028	248,917
First Industrial Realty Trust, Inc.	22,040	636,515
GGP, Inc.	12,471	277,854
Gramercy Property Trust	27,531	813,540
Host Hotels & Resorts, Inc.	21,537	387,451
Kite Realty Group Trust	35,898	645,087
Lamar Advertising Co.	4,337	303,633
LaSalle Hotel Properties	20,215	575,117
Life Storage, Inc.	1,445	108,231
Mack-Cali Realty Corp.	24,440	650,348
National Retail Properties, Inc.	3,524	135,216
Omega Healthcare Investors, Inc.	8,536	267,348
Pebblebrook Hotel Trust	19,340	597,993
Prologis, Inc.	6,933	385,059
Public Storage	1,282	276,079

Ramco-Gershenson Properties Trust	50,525	636,110
Senior Housing Properties Trust	13,324	281,669
SL Green Realty Corp.	2,979	300,968
Starwood Property Trust, Inc.	30,883	680,044
UDR, Inc.	6,217	240,038
Ventas, Inc.	4,877	324,272
Vornado Realty Trust	3,686	339,849
Welltower, Inc.	4,588	332,814
Weyerhaeuser Co.	10,184	335,665
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,423,411)		14,885,741

SHORT-TERM INVESTMENTS - 2.25%
Fidelity Institutional Government Portfolio, Class I, 0.640% (c)	13,807,094	13,807,094
TOTAL SHORT-TERM INVESTMENTS (Cost $13,807,094)		13,807,094

Total Investments (Cost $534,809,549) - 99.46%		610,355,728
Other Assets in Excess of Liabilities - 0.54%		3,325,080
TOTAL NET ASSETS - 100.00%		$613,680,808

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown represents the seven day yield at May 31, 2017.

Abbreviations
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	Aktieselskap is the Danish term for a stock company, which signifies that shareholders have limited liability.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	Société Anonyme is a French term for a publicly traded company.

The accompanying notes are an integral part of these schedule of investments.

The cost basis of investments for federal income tax purposes at May 31, 2017 was as follows*:

	Core Fixed Income Fund	Diversified Equity Fund
Cost of investments	$318,787,844	$534,809,549
Gross unrealized appreciation - Futures	32,538	-
Gross unrealized appreciation - Investments	5,408,419	87,463,810
Gross unrealized depreciation - Futures	(206,938)	-
Gross unrealized depreciation - Investments	(1,648,859)	(11,917,631)
Net unrealized appreciation	$3,585,160	$75,546,179

*Because tax adjustments are calculated annually at the end of the Funds' fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Funds' most recent annual report.

Organization
Trust for Professional Managers (the "Trust") was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.  Each of the PMC Funds (the "Funds") represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Core Fixed Income Fund is to provide current income consistent with low volatility of principal.  The investment objective of the Diversified Equity Fund is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007.  The Diversified Equity Fund became effective and commenced operations on August 26, 2009.  Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by Envestnet Asset Management, Inc. (the "Adviser"), the Funds' investment adviser.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC ("NASDAQ") will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service ("Pricing Service")).

Debt securities are valued in accordance with prices supplied by a Pricing Service.  A Pricing Service may use the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service as well as market transactions and dealer quotations may provide a price determined by a matrix pricing method or other analytical pricing models.  Any discount or premium is accreted or amortized over the expected life of the respective security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes ("NBBO").  NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace.  Specifically, composite pricing looks at the last trades on the exchanges where the options are traded.  If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund's NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day.  To the extent that such events are significant, a Fund will value foreign securities at fair value, taking into account such events in calculating the NAV.  In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating a Fund's NAV in advance of the time the NAV is calculated.  The Adviser anticipates that a Fund's portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forwards contracts (collectively, "Derivative Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade.  Futures contracts for which reliable market quotations are not readily available shall be valued at a price, supplied by a Pricing Service approved by the Trust's Board of Trustees (the "Board") which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

Forward foreign currency contracts are valued at the mean between the bid and ask prices.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust's Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security's last sale price may not reflect its actual market value.  The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.   The Board will regularly evaluate whether the Funds' fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust's valuation committee.

The Funds has adopted Statement of Financial Accounting Standard, "Fair Value Measurements and Disclosures" ("Fair Value Measurements") and FASB Staff Position "Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly" ("Determining Fair Value").  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Funds to classify their securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2017.

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$38,014,712	$-	$38,014,712
Corporate Bonds	-	70,393,293	-	70,393,293
Foreign Corporate Bonds	-	25,320,760	-	25,320,760
Foreign Government Agency Issues	-	1,178,546	-	1,178,546
Foreign Government Notes/Bonds	-	542,663	-	542,663
Mortgage Backed Securities	-	64,932,977	-	64,932,977
Municipal Bonds	-	794,605	-	794,605
U.S. Government Agency Issues	-	2,475,118	-	2,475,118
U.S. Government Notes/Bonds	-	95,133,415	-	95,133,415
U.S. Treasury Bill	-	5,534,826	-	5,534,826
Total Fixed Income Securities	-	304,320,915	-	304,320,915
Exchange-Traded Funds	7,039,620	-	-	7,039,620
Short-Term Investments	11,186,869	-	-	11,186,869
Total Investments in Securities	$18,226,489	$304,320,915	$-	$322,547,404

Other Financial Instruments:
Futures Contracts*	(174,400)	-	-	(174,400)
Total Other Financial Instruments	$(174,400)	$-	$-	$(174,400)

* Futures are derivative instruments reflected in the Schedule of Open Futures Contracts. This amount represents net unrealized appreciation of $32,538 and unrealized depreciation of $206,938.

Diversified Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks*	$537,626,491	$147,010	$-	$537,773,501
Exchange-Traded Funds	42,094,133	-	-	42,094,133
Preferred Stocks	1,795,259	-	-	1,795,259
Real Estate Investment Trusts	14,885,741	-	-	14,885,741
Total Equity	596,401,624	147,010	-	596,548,634
Short-Term Investments	13,807,094	-	-	13,807,094
Total Investments in Securities	$610,208,718	$147,010	$-	$610,355,728

The Funds recognize transfers between levels as of the beginning of the fiscal year. During the period there were no transfers between levels for the Funds.

The Funds held no Level 3 securities during the period ended May 31, 2017.
The Funds measure Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2017 the
Funds did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

Disclosures about Derivative Instruments and Hedging Activities

Core Fixed Income Fund

The Fund invested in derivative instruments such as purchased options, written options, futures and forward contracts during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2017 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts - Futures	Assets- Unrealized appreciation*	$ 32,538	Assets- Unrealized depreciation*	206,938
Total		$ 32,538		$ 206,938

*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Open Futures Contracts.  Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on income for the period September 1, 2016 through May 31, 2017 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Purchased Options	Forwards	Total
Interest Rate Contracts	$(378,366)	$14,433	$-	$(363,933)
Foreign Exchange Contracts	-	-	13,071	13,071
Total	$(378,366)	$14,433	$13,071	$(350,862)

Change in Unrealized Appreciation Depreciation on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Purchased Options	Forwards	Total
Interest Rate Contracts	$(30,935)	$-	$-	$(30,935)
Foreign Exchange Contracts	-	-	(10,522)	(10,522)
Total	$(30,935)	$-	$(10,522)	$(41,457)

Diversified Equity Fund

The Diversified Equity Fund did not hold derivative instruments during the period ended May 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)* /s/ John Buckel
                                              John Buckel, President

Date                                 7/24/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
                                              John Buckel, President

Date                                 7/24/17

By (Signature and Title)* /s/ Jennifer Lima
                                              Jennifer Lima, Treasurer

Date                                 7/24/17

* Print the name and title of each signing officer under his or her signature.